Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	PHARMATHENE, INC
Entity Central Index Key	0001326190
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 15,789,909	$ 12,701,517	$ 11,236,771
Accounts receivable (billed)	1,540,060	2,432,641	4,424,442
Unbilled accounts receivable	3,694,631	4,114,442	3,021,208
Prepaid expenses and other current assets	667,850	547,245	830,585
Restricted cash			100,000
Total current assets	21,692,450	19,795,845	19,613,006
Property and equipment, net	460,101	483,976	788,666
Other long term assets and deferred costs	85,907	113,130	53,384
Goodwill	2,348,453	2,348,453	2,348,453
Total assets	24,586,911	22,741,404	22,803,509
Current liabilities:
Accounts payable	2,992,549	1,697,280	1,445,700
Accrued expenses and other liabilities	2,053,522	2,328,877	2,655,330
Deferred revenue	508,175	1,381,755	514,312
Current portion of long term debt	999,996	749,997
Short term debt	1,168,143	1,330,507
Total current liabilities	7,722,385	7,488,416	4,615,342
Other long term liabilities	577,725	579,427	449,709
Long term debt, less current portion	1,217,791	1,704,108
Derivative instruments	1,848,566	1,295,613	1,886,652
Total liabilities	11,366,467	11,067,564	6,951,703
Stockholders' equity:
Common stock, $0.0001 par value; 100,000,000 shares authorized; 51,173,919 and 48,352,651 and 48,236,172 shares issued and outstanding, respectively	5,117	4,835	4,824
Additional paid-in-capital	215,392,930	210,495,905	208,525,917
Accumulated other comprehensive (loss) income	(220,274)	(217,328)	1,010,522
Accumulated deficit	(201,957,329)	(198,609,572)	(193,689,457)
Total stockholders' equity	13,220,444	11,673,840	15,851,806
Total liabilities and stockholders' equity	$ 24,586,911	$ 22,741,404	$ 22,803,509

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	51,173,919	48,352,651	48,236,172
Common stock, shares outstanding	51,173,919	48,352,651	48,236,172

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contract revenue	$ 4,295,400	$ 6,316,998	$ 10,770,538	$ 12,466,050	$ 25,175,887	$ 24,266,274	$ 20,993,605
Operating expenses:
Research and development	3,402,545	4,918,655	8,636,020	9,624,012	19,509,629	21,219,853	20,875,536
General and administrative	2,332,730	2,780,099	4,612,525	5,728,580	11,628,732	14,311,079	18,015,761
Depreciation and amortization (including $4,635,489 impairment charges in 2010)	41,854	76,448	94,456	162,358	303,916	461,073	5,655,865
Total operating expenses	5,777,129	7,775,202	13,343,001	15,514,950	31,442,277	35,992,005	44,547,162
Loss from operations	(1,481,729)	(1,458,204)	(2,572,463)	(3,048,900)	(6,266,390)	(11,725,731)	(23,553,557)
Other income (expenses):
Interest income	1,656	4,819	2,439	7,807	17,808	16,660	6,955
Interest expense	(100,027)	(111,353)	(199,818)	(114,381)	(342,561)	(54,573)	(5,936,480)
Gain on sale of assets held for sale						781,760
Realization of cumulative translation adjustment					1,227,656
Change in fair value of derivative instruments	352,824	823,809	(552,953)	(167,853)	591,039	7,144,983	(5,457,550)
Other income (expense)	2,110	519	(4,013)	53,434	47,862	39,328	91,355
Total other income (expense)	256,563	717,794	(754,345)	(220,993)	1,541,804	7,928,158	(11,295,720)
Net loss before provision for income taxes	(1,225,166)	(740,410)	(3,326,808)	(3,269,893)	(4,724,586)	(3,797,573)	(34,849,277)
Provision for income taxes	(11,206)	(16,133)	(20,949)	(166,538)	(195,529)
Net loss	$ (1,236,372)	$ (756,543)	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Basic and diluted net loss per share	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.07)	$ (0.1)	$ (0.08)	$ (1.08)
Weighted average shares used in calculation of basic and diluted net loss per share	49,749,167	48,325,945	49,058,014	48,297,919	48,323,067	47,331,763	32,309,621

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Impairment charges	$ 4,635,489

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Comprehensive Loss [Abstract]
Net loss	$ (1,236,372)	$ (756,543)	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Other comprehensive (loss) income:
Realization of cumulative translation adjustment included in net loss					(1,227,656)
Foreign currency translation adjustments	(1,262)	(19,902)	(2,946)	(6,533)	(194)	(239,975)	68,824
Net unrealized losses on investments							(6,483)
Comprehensive loss	$ (1,237,634)	$ (776,445)	$ (3,350,703)	$ (3,442,964)	$ (6,147,965)	$ (4,037,548)	$ (34,786,936)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ 3,152,399	$ 2,813	$ 157,004,037	$ 1,188,156	$ (155,042,607)
Beginning Balance (in shares) at Dec. 31, 2009		28,130,284
Net loss	(34,849,277)				(34,849,277)
Reclassification of the cumulative translation adjustment on substantial liquidation of PharmAthene Canada
Net unrealized losses on investments	(6,483)			(6,483)
Foreign currency translation adjustments	68,824			68,824
Number of shares sold		9,397,382
Issuance of common stock, net issuance costs	19,472,024	940	19,471,084
Exercise of stock purchase warrants (in shares)		14,537
Exercise of stock purchase warrants	2,699	1	2,698
Share-based compensation - stock options	2,292,479		2,292,479
Shares, Exercised	22,316	22,316
Shares issued upon exercise of stock options	56,208	2	56,206
Employee vesting of restricted shares, net (in shares)		84,742
Employee vesting of restricted shares, net	191,495	9	191,486
Conversion of July 2009 Convertible Debt (in shares)		8,588,983
Conversion of July 2009 Convertible Debt	21,830,337	859	21,829,478
Ending Balance at Dec. 31, 2010	12,210,705	4,624	200,847,468	1,250,497	(189,891,884)
Ending Balance (in shares) at Dec. 31, 2010		46,238,244
Net loss	(3,797,573)				(3,797,573)
Reclassification of the cumulative translation adjustment on substantial liquidation of PharmAthene Canada
Net unrealized losses on investments
Foreign currency translation adjustments	(239,975)			(239,975)
Number of shares sold		1,857,143
Issuance of common stock, net issuance costs	5,068,728	186	5,068,542
Share-based compensation - stock options	2,251,501		2,251,501
Shares, Exercised	44,464	44,464
Shares issued upon exercise of stock options	118,309	4	118,305
Employee vesting of restricted shares, net (in shares)		96,321
Employee vesting of restricted shares, net	240,111	10	240,101
Ending Balance at Dec. 31, 2011	15,851,806	4,824	208,525,917	1,010,522	(193,689,457)
Ending Balance (in shares) at Dec. 31, 2011		48,236,172
Net loss	(4,920,115)				(4,920,115)
Reclassification of the cumulative translation adjustment on substantial liquidation of PharmAthene Canada	(1,227,656)			(1,227,656)
Net unrealized losses on investments
Foreign currency translation adjustments	(194)			(194)
Share-based compensation - stock options	1,803,427		1,803,427
Shares, Exercised	31,474	31,474
Shares issued upon exercise of stock options	38,984	3	38,981
Employee vesting of restricted shares, net (in shares)		85,005
Employee vesting of restricted shares, net	57,712	8	57,704
Warrants to purchase common stock issued in connection with issuance of long-term debt	69,876		69,876
Ending Balance at Dec. 31, 2012	$ 11,673,840	$ 4,835	$ 210,495,905	$ (217,328)	$ (198,609,572)
Ending Balance (in shares) at Dec. 31, 2012		48,352,651

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Realization of cumulative translation adjustment			(1,227,656)
Bad debt (recovery) expense				(40,524)	2,935,063
Change in fair value of derivative instruments	552,953	167,853	(591,039)	(7,144,983)	5,457,550
Depreciation and amortization expense	94,456	162,358	303,916	461,073	1,020,376
Impairment of assets held for sale					4,635,489
Gain on the disposal of assets held for sale				(781,760)
Gain of the disposal of property and equipment		(66,626)	(66,626)
Share-based compensation expense	652,589	1,060,705	1,894,099	2,565,961	2,513,159
Deferred income taxes	20,949	166,538	195,529
Non-cash interest expense	70,473	40,470	122,342		4,653,633
Changes in operating assets and liabilities:
Accounts receivable	892,581	979,612	1,991,801	20,748	1,279,875
Unbilled accounts receivable	419,811	(1,765,096)	(1,093,234)	987,408	5,408,216
Prepaid expenses and other current assets	355,878	248,707	367,149	1,481,150	(650,722)
Accounts payable	1,292,796	617,014	251,561	(1,682,461)	1,245,975
Accrued expenses and other liabilities	(366,136)	408,088	(418,076)	(391,904)	(8,513,914)
Deferred revenue	(873,580)	(495,571)	867,443	514,312
Net cash used in operating activities	(234,987)	(1,912,379)	(2,322,906)	(7,808,553)	(14,864,577)
Investing activities
Purchases of property and equipment	(70,581)			(71,439)	(374,581)
Proceeds from the disposal of assets held for sale				1,758,960
Proceeds from the sale of property and equipment		67,400	67,400
Proceeds from sales of short-term investments					3,130,588
Net cash provided by investing activities	(70,581)	67,400	67,400	1,687,521	2,756,007
Financing activities
Proceeds from issuance (repayment) of debt	(249,999)	2,500,000	2,500,000		(11,439)
Proceeds from revolving credit agreement	(162,364)		1,330,507
Deferred financing costs		(216,460)	(216,460)
Change in restricted cash requirements		100,000	100,000		(100,000)
Proceeds from issuance of common stock and warrants	3,810,403	38,983	38,984	5,855,689	21,601,075
Other		(32,960)	(32,960)	(74,361)	(29,184)
Net cash provided by financing activities	3,398,040	2,389,563	3,720,071	5,781,328	21,460,452
Effects of exchange rates on cash	(4,080)	(4,434)	181	(208,852)	(240,122)
Increases (decreases) in cash and cash equivalents	3,088,392	540,150	1,464,746	(548,556)	9,111,760
Cash and cash equivalents, at beginning of year	12,701,517	11,236,771	11,236,771	11,785,327	2,673,567
Cash and cash equivalents, at end of year	15,789,909	11,776,921	12,701,517	11,236,771	11,785,327
Supplemental disclosure of cash flow information
Cash paid for interest	129,345	73,911	220,219	54,573	1,234,142
Cash paid for income taxes				10,630
Noncash financing activity
Value of warrants issued to lender in connection with loan		69,876	69,876
Value of warrants issued in connection with issuance of common stock				$ 668,640	$ 2,070,146

Organization and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization and Business [Abstract]
Organization and Business

Note 1 - Organization and Business

We are a biopharmaceutical company focused on developing biodefense countermeasure applications. We are subject to those risks associated with any biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that our research and development projects will be successful, that the products we may develop will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, we operate in an environment of rapid technological change and are largely dependent on the services and expertise of our employees, consultants and other third parties.

Historically, we have performed under government contracts and grants and raised funds from investors to sustain our operations.

Note 1 - Organization and Business

We were formed in April 2005 as Healthcare Acquisition Corp. ("HAQ"), a special purpose acquisition company, formed solely to acquire a then unidentified business. On August 3, 2005, we consummated our initial public offering. On August 3, 2007, we acquired all the outstanding equity of PharmAthene, Inc., a Delaware Corporation, and changed our name from Healthcare Acquisition Corp. to PharmAthene, Inc. In March 2008, PharmAthene Inc., through its wholly owned subsidiary PharmAthene UK Limited, acquired substantially all the assets and liabilities related to the biodefense vaccines business of Avecia Biologics Limited.

We are incorporated under the laws of the State of Delaware and are a biopharmaceutical company focused on developing biodefense countermeasure applications. We are subject to those risks associated with any biopharmaceutical company that has substantial expenditures for research and development. There can be no assurance that our research and development projects will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, we operate in an environment of rapid technological change and are largely dependent on the services and expertise of our employees, consultants and other third parties.

Historically, we have performed under government contracts and grants and raised funds from investors (including additional debt and equity issued in 2012, 2011 and 2010) to sustain our operations. The Company has spent and will continue to spend substantial funds in the research, development, clinical and preclinical testing of the Company's product candidates with the goal of ultimately obtaining approval from the FDA, to market and sell our products. We may elect to raise additional capital through debt and or equity to strengthen our financial position.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

Our unaudited condensed consolidated financial statements include the accounts of PharmAthene, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Our unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations and cash flows. The unaudited condensed consolidated balance sheet at December 31, 2012 has been derived from audited consolidated financial statements at that date. The interim results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and footnote disclosure normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the U.S. Securities and Exchange Commission. We believe that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the Consolidated Financial Statements and Notes included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission. We currently operate in one business segment.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our unaudited condensed consolidated financial statements include significant estimates for the value and the expected economic life of our intangible assets, the amount of our net operating losses available for income tax purposes, our share-based compensation, the value of our derivative financial instruments, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Foreign Currency Translation

The functional currency of our wholly owned foreign subsidiaries is their local currency. Assets and liabilities of our foreign subsidiaries are translated into United States dollars based on exchange rates at the end of the reporting period; income and expense items are translated at the weighted average exchange rates prevailing during the reporting period. Translation adjustments for subsidiaries that have not been sold, substantially liquidated or otherwise disposed of are accumulated in other comprehensive income (loss), a component of stockholders' equity. Transaction gains or losses are included in the determination of net loss.

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive loss includes the total of our net loss and all other changes in equity other than transactions with owners, which currently only includes changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries located outside of the United States are accounted for using the local currency as the functional currency.

Cash and Cash Equivalents

Cash and cash equivalents are stated at market value. We consider all highly liquid investments with original maturities of three months or less to be cash equivalents.

Revolving Line of Credit and Term Loan

As discussed further in Note 6, we entered into a loan agreement with General Electric Capital Corporation ("GE Capital") in March 2012. As part of that agreement, we issued stock purchase warrants to GE Capital that expire in March 2022 (see Note 5). The fair value of the warrants was charged to additional paid-in-capital, resulting in a debt discount to the term loan at the date of issuance. The debt discount and the financing costs incurred in connection with the agreement are being amortized over the term of the loan using the effective interest method. The amortization of both the debt discount and deferred financing costs are included in interest expense in the unaudited condensed consolidated statements of operations.

Significant Customers and Accounts Receivable

Our primary customers are the U.S. Department of Defense (the "DoD") - Chemical Biological Medical Systems ("CBMS"), and the Biomedical Advanced Research and Development Authority ("BARDA"). As of June 30, 2013 and December 31 2012, the Company's billed and unbilled receivable balances were comprised solely of receivables from CBMS and BARDA.

Goodwill

Goodwill represents the excess of purchase price over the fair value of net identifiable assets associated with acquisitions. We review the recoverability of goodwill annually as of December 31 by comparing our market value (as measured by our stock price multiplied by the number of outstanding shares as of the end of the year) to the net book value of our equity. If our market value exceeds our net book value, no further analysis is required. Changes in our business strategy or adverse changes in market conditions could impact the impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value over its estimated fair value. We completed our last annual impairment assessment of goodwill as of December 31, 2012 and determined that there was no impairment as of that date.

Revenue Recognition

We generate our revenue from different types of contractual arrangements: cost-plus-fee contracts, cost reimbursable grants and fixed price contracts.

Revenues on cost-plus-fee contracts are recognized in an amount equal to the costs incurred during the period plus an estimate of the applicable fee earned. The estimate of the applicable fee earned is determined by reference to the contract: if the contract defines the fee in terms of risk-based milestones and specifies the fees to be earned upon the completion of each milestone, then the fee is recognized when the related milestones are earned, as further described below; otherwise, we estimate the fee earned in a given period by using a proportional performance method based on costs incurred during the period as compared to total estimated project costs and application of the resulting fraction to the total project fee specified in the contract.

Under the milestone method of revenue recognition, substantive milestone payments (including milestone payments for fees) contained in research and development arrangements are recognized as revenue when: (i) the milestones are achieved; (ii) no further performance obligations with respect to the milestone exist; (iii) collection is reasonably assured; and (iv) substantive effort was necessary to achieve the milestone.

Milestones are considered substantive if all of the following conditions are met:

•	it is commensurate with either our performance to meet the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from our performance to achieve the milestone,
•	it relates solely to past performance,
•	the value of the milestone is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

If a milestone is deemed not to be substantive, the Company recognizes the portion of the milestone payment as revenue that correlates to work already performed; the remaining portion of the milestone payment is deferred and recognized as revenue as the Company completes its performance obligations.

Revenue on fixed price contracts (without substantive milestones as described above) is recognized on the percentage-of-completion method. The percentage-of-completion method recognizes income as the contract progresses (generally related to the costs incurred in providing the services required under the contract). The use of the percentage-of-completion method depends on the ability to make reasonable dependable estimates and the fact that circumstances may necessitate frequent revision of estimates does not indicate that the estimates are unreliable for the purpose for which they are used.

As a result of our revenue recognition policies and the billing provisions contained in our contracts, the timing of customer billings may differ from the timing of recognizing revenue. Amounts invoiced to customers in excess of revenue recognized are reflected on the balance sheet as deferred revenue. Amounts recognized as revenue in excess of amounts billed to customers are reflected on the balance sheet as unbilled accounts receivable.

We analyze each cost reimbursable grant to determine whether we should report such reimbursements as revenue or as an offset to our expenses incurred. For the three months ended June 30, 2012, we recorded approximately $0.4 million of costs reimbursed by the government as an offset to research and development expenses (no such reimbursements were recorded for the three months ended June 30, 2013). For the six months ended June 30, 2013 and 2012, we recorded approximately $0.02 million and $1.0 million, respectively, of costs reimbursed by the government as an offset to research and development expenses.

Share-Based Compensation

We expense the estimated fair value of share-based awards granted to employees under our stock compensation plans. The fair value of stock options is determined at the grant date using an option pricing model. We have estimated the fair value of each stock option award using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. The value of the award that is ultimately expected to vest is recognized as expense on a straight line basis over the employee's requisite service period.

The fair value of restricted stock grants is determined based on the closing price of our common stock on the award date and is recognized as expense ratably over the requisite service period.

Employee share-based compensation expense recognized in the three months and six months ended June 30, 2013 and 2012 was calculated based on awards ultimately expected to vest and has been reduced for estimated forfeitures at a rate of approximately 12%, based on historical forfeitures.

Share-based compensation expense for the three months ended June 30, 2013 and 2012 was:

	Three months ended June 30,
	2013	2012
Research and development	$73,859	$127,076
General and administrative	250,149	384,965
Total share-based compensation expense	$324,008	$512,041

During the three months ended June 30, 2013, we granted 145,000 options to employees and nonemployee directors and made no restricted stock grants. During the three months ended June 30, 2012, we granted 185,000 options to employees and nonemployee directors and made no restricted stock grants.

Share-based compensation expense for the six months ended June 30, 2013 and 2012 was:

	Six months ended June 30,
	2013	2012
Research and development	$162,493	$244,143
General and administrative	490,096	816,562
Total share-based compensation expense	$652,589	$1,060,705

During the six months ended June 30, 2013, we granted 205,000 options to employees, nonemployee directors and consultants and made no restricted stock grants. During the six months ended June 30, 2012, we granted 200,948 options to employees and nonemployee directors and made no restricted stock grants.

At June 30, 2013, we had total unrecognized share-based compensation expense related to unvested awards of approximately $1.8 million, net of estimated forfeitures, which we expect to recognize as expense over a weighted-average period of 2.13 years.

Income Taxes

We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is "more likely than not" that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense.

Our provision for income taxes was $11,206 and $16,133 during the three months ended June 30, 2013 and 2012, respectively. The provision for income taxes was $20,949 and $166,538 during the six months ended June 30, 2013 and 2012, respectively. The provision for income taxes is a result of the difference between the treatment of goodwill for income tax purposes and for U.S. GAAP, resulting in a deferred tax liability which cannot be used to offset deferred tax assets. This deferred tax liability is included in our condensed consolidated balance sheet in other long-term liabilities.

Basic and Diluted Net Loss Per Share

Income (loss) per share:  Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. A total of approximately 11.7 million and 11.6 million potential dilutive securities have been excluded in the calculation of diluted net loss per share in the three and six months ended June 30, 2013 and 2012, respectively, because their inclusion would be anti-dilutive.

Recent Accounting Pronouncements

We have evaluated all issued and unadopted Accounting Standards Updates and believe the adoption of these will not have a material impact on our results of operations, financial position, or cash flows.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

Our consolidated financial statements include the accounts of PharmAthene, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Our consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States. We currently operate in one business segment. Certain receivables, primarily related to tax credits or grants, of approximately $0.5 million and $0.6 million as of December 31, 2011 and 2010 respectively, previously classified in our consolidated balance sheets as "accounts receivable," have been reclassified as "prepaid expenses and other current assets" to conform with current period presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our consolidated financial statements include significant estimates for the expected economic life and value of our intangible assets, and the amount of our net operating losses, our share-based compensation, our financial instruments, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Foreign Currency Translation

The functional currency of our wholly owned foreign subsidiaries is their local currency. Assets and liabilities of our foreign subsidiaries are translated into United States dollars based on exchange rates at the end of the reporting period. Income and expense items are translated at the weighted average exchange rates prevailing during the reporting period. Translation adjustments for subsidiaries that have not been sold, substantially liquidated or otherwise disposed of, are accumulated in other comprehensive income (loss), a component of stockholders' equity. Foreign currency translation adjustments are the sole component of accumulated other comprehensive income (loss) at December 31, 2012 and 2011. Transaction gains or (losses) are included in the determination of net income or loss, and were approximately ($0.01) million, ($0.1) million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In July 2012, we substantially liquidated our Canadian subsidiary, which we acquired in 2005. As a result, we realized approximately $1.2 million of income in our consolidated statement of operations, which represents the amount of previously recorded foreign currency translation adjustments related to our Canadian subsidiary.

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive loss includes the total of our net loss and all other changes in equity other than transactions with owners, including (i) changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries located outside of the United States are accounted for using the local currency as the functional currency, and (ii) unrealized gains and losses on short term available-for-sale investments.

Effective January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). As a result, the Company now presents comprehensive income (loss) in its consolidated financial statements as a single financial statement. The adoption of ASU 2011-05 did not affect the Company's consolidated results of operations, financial position, or liquidity.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are stated at market value. We consider all highly liquid investments with original maturities of three months or less to be cash equivalents. Interest income earned on cash and cash equivalents and short-term investments was approximately $0.02 million, $0.02 million and $0.01 million in 2012, 2011 and 2010, respectively.

As of December 31, 2011 and 2010 we had $0.1 million in restricted cash associated with a letter of credit to support our corporate credit card program. As of December 31, 2012, none of our cash was restricted.

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk are primarily cash, restricted cash and cash equivalents, and billed and unbilled accounts receivable. We maintain our cash, restricted cash and cash equivalents in the form of money market accounts and overnight deposits with financial institutions that we believe are credit worthy. Because our billed and unbilled accounts receivable consist of amounts due from the U.S. federal government, management deems there to be minimal credit risk.

Revolving Line of Credit and Term Loan

As discussed further in Note 6, we entered into a loan agreement with General Electric Capital Corporation ("GE Capital") in March 2012. As part of that agreement, we issued stock purchase warrants to GE Capital that expire in March 2022. The fair value of the warrants was charged to additional paid-in-capital, resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are being amortized over the term of the agreement using the effective interest method. The amortization of both the debt discount and deferred financing costs are included in interest expense in the consolidated statement of operations.

Significant Customers and Accounts Receivable

Our primary customers are the U.S. Department of Defense (the "DoD"), Chemical Biological Medical Systems ("CBMS"), the National Institute of Allergy and Infectious Diseases ("NIAID"), the Biomedical Advanced Research and Development Authority ("BARDA"), and the National Institute of Health ("NIH").

As of December 31, 2012 and 2011, the Company's trade receivable balances were comprised solely of receivables from these customers. Unbilled accounts receivable totaling $4.1 million and $3.0 million as of December 31, 2012 and 2011, respectively, relate to the contracts with these same customers.

Property and Equipment

Property and equipment consist of leasehold improvements, furniture and office equipment and computer and other equipment and are recorded at cost. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Leasehold improvements	8 - 10
Furniture and office equipment	5
Computer and other equipment	3 - 5

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment. We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of assets exceeds the fair value of the assets.

In the fourth quarter of 2010, we realized an impairment of certain assets associated with the closing of our Canadian operations upon the expiration of the Protexia® contract with the DoD. As a result we recognized an impairment charge of approximately $4.6 million which is included in depreciation and amortization expense in the accompanying 2010 consolidated statement of operations. The remaining assets consisting of land and buildings of approximately $1.0 million were reclassified as assets held for sale as of December 31, 2010, and subsequently sold in 2011.

Exit Activities

In the fourth quarter 2011, we recognized a gain on the sale of assets of PharmAthene Canada of approximately $0.8 million, which is included in 2011 in the consolidated statement of operations. We substantially completed the liquidation of our Canadian subsidiary in July 2012 and at that time realized approximately $1.2 million of accumulated foreign currency translation adjustments, which is included in 2012, in the consolidated statement of operations and the consolidated statement of comprehensive loss.

Fair Value of Financial Instruments

The carrying amounts of our short term financial instruments, which primarily include cash and cash equivalents, restricted cash, accounts receivable (billed and unbilled), other current assets, accounts payable, accrued and other liabilities, and short term debt, approximate their fair values due to their short maturities. The fair value of our long-term indebtedness is estimated based on the current rates offered to the Company for debt of the same remaining maturities. See Note 3 for further details.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net identifiable assets associated with acquisitions. We review the recoverability of goodwill by comparing our market value (as measured by our stock price multiplied by the number of outstanding shares as of the end of the year) to the net book value of our equity. If our market value exceeds our net book value, no further analysis is required. Changes in our business strategy or adverse changes in market conditions could impact the impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value over its estimated fair value. We completed our annual impairment assessment of goodwill on December 31, 2012 and determined that there was no impairment as of that date.

In 2010 we recognized an impairment charge of $0.8 million associated with our patents related to Protexia® as a result of our decision to shut down the Canadian operation upon the expiration of the Protexia® contract with the DoD. The impairment charge is included within depreciation and amortization in 2010, in our consolidated statement of operations.

Revenue Recognition

We generate our revenue from different types of contractual arrangements: cost-plus-fee contracts, cost reimbursable grants and fixed price contracts.

Revenues on cost-plus-fee contracts are recognized in an amount equal to the costs incurred during the period plus an estimate of the applicable fee earned. The estimate of the applicable fee earned is determined by reference to the contract: if the contract defines the fee in terms of risk-based milestones and specifies the fees to be earned upon the completion of each milestone, then the fee is recognized when the related milestones are earned, as further described below; otherwise, we estimate the fee earned in a given period by using a proportional performance method based on costs incurred during the period as compared to total estimated project costs and application of the resulting fraction to the total project fee specified in the contract.

Under the milestone method of revenue recognition, milestone payments (including milestone payments for fees) contained in research and development arrangements are recognized as revenue when: (i) the milestones are achieved; (ii) no further performance obligations with respect to the milestone exist; (iii) collection is reasonably assured; and (iv) substantive effort was necessary to achieve the milestone.

Milestones are considered substantive if all of the following conditions are met:

•	it is commensurate with either our performance to meet the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from our performance to achieve the milestone,
•	it relates solely to past performance,
•	the value of the milestone is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

If a milestone is deemed not to be substantive, the Company recognizes the portion of the milestone payment as revenue that correlates to work already performed; the remaining portion of the milestone payment is deferred and recognized as revenue as the Company completes its performance obligations.

Revenue on fixed price contracts (without substantive milestones as described above) is recognized on the percentage-of-completion method. The percentage-of-completion method recognizes income as the contract progresses (generally related to the costs incurred in providing the services required under the contract). The use of the percentage-of-completion method depends on the ability to make reasonable dependable estimates and the fact that circumstances may necessitate frequent revision of estimates does not indicate that the estimates are unreliable for the purpose for which they are used.

As a result of our revenue recognition policies and the billing provisions contained in our contracts, the timing of customer billings may differ from the timing of recognizing revenue. Amounts invoiced to customers in excess of revenue recognized are reflected on the balance sheet as deferred revenue. We recorded approximately $1.4 million and $0.5 million as deferred revenue as of December 31, 2012 and 2011. Amounts recognized as revenue in excess of amounts billed to customers are reflected on the balance sheet as unbilled accounts receivable.

We analyze each cost reimbursable grant to determine whether we should report such reimbursements as revenue or as an offset to our expenses incurred. For the years ended December 31, 2012, 2011 and 2010, we recorded approximately $1.1 million, $0.7 million and $2.9 million, respectively, of costs reimbursed by the government as a reduction of research and development expenses. Included in the 2010 grants was approximately $0.9 million in therapeutic discovery tax grants, which was offset against research and development expense in 2010.

Collaborative Arrangements

Even though most of our products are being developed in conjunction with support by the U.S. Government, we are an active participant in that development, with exposure to significant risks and rewards of commercialization relating to the development of these pipeline products. In collaborations where we are deemed to be the principal participant of the collaboration, we recognize costs and revenues generated from third parties using the gross basis of accounting; otherwise, we use the net basis of accounting.

Research and Development

Research and development costs are expensed as incurred; advance payments are deferred and expensed as performance occurs. Research and development costs include salaries, facilities expense, overhead expenses, material and supplies, preclinical expense, clinical trials and related clinical manufacturing expenses, share-based compensation expense, contract services and other outside services.

Share-Based Compensation

We expense the estimated fair value of share-based awards granted to employees under our stock compensation plans. The fair value of stock options is determined at the grant date using an option pricing model. We have estimated the fair value of each stock option award using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. The value of the award that is ultimately expected to vest is recognized as expense on a straight line basis over the employee's requisite service period.

The fair value of restricted stock grants is determined based on the closing price of our common stock on the award date and is recognized as expense ratably over the requisite service period.

Employee share-based compensation expense in 2012, 2011 and 2010 is calculated based on awards ultimately expected to vest and is reduced for estimated forfeitures at a rate of 12%.

Share-based compensation expense for 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Research and development	$518,375	$754,554	$1,008,368
General and administrative	1,375,724	1,811,407	1,504,791
Total share-based compensation expense	$1,894,099	$2,565,961	$2,513,159

During 2012, we granted 852,139 options to employees and non-employee directors and made no restricted stock grants. At December 31, 2012, we had total unrecognized share-based compensation expense related to unvested awards of options and restricted shares of approximately $2.3 million, net of estimated forfeitures, which we expect to recognize as expense over a weighted-average period of 2.36 years.

During the years ended December 31, 2012, 2011 and 2010, we received $38,984, $118,309 and $56,208 from stock options exercised, respectively.

Income Taxes

We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is "more likely than not" that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense. As of December 31, 2012 and 2011, we had recognized a full valuation allowance since the likelihood of realization of our tax deferred assets does not meet the more likely than not threshold.

For the year ended December 31, 2012, we incurred income tax expense of approximately $0.2 million relating exclusively to the generation of a deferred tax liability associated with the amortization of goodwill, which is included as a component of other long-term liabilities on our consolidated balance sheets. There was no income tax expense for the periods ended December 31, 2011 or 2010.

We file a U.S. federal income tax return as well as returns for various state and foreign jurisdictions. Our income taxes have not been examined by any tax jurisdiction since our inception. Uncertain tax positions taken on our tax returns are accounted for as liabilities for unrecognized tax benefits. We recognize interest and penalties, if any, related to unrecognized tax benefits in other income (expense) in the consolidated statements of operations.

Basic and Diluted Net Loss Per Share

Income (loss) per share:  Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Approximately 11.9 million, 12.0 million and 10.7 million potential dilutive shares have been excluded in the calculation of diluted net loss per share in 2012, 2011 and 2010, respectively, because their inclusion would be anti-dilutive.

Recent Accounting Pronouncements

Effective January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). As a result, the Company now presents comprehensive income (loss) in its consolidated financial statements as a single financial statement. The adoption of ASU 2011-05 did not affect the Company's consolidated results of operations, financial position, or liquidity.

Effective January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820) ("ASU 2011-04"), which contains amendments to achieve common fair value measurement and disclosures in U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 explains how to measure fair value for financial reporting. The guidance does not require fair value measurements in addition to those already required or permitted by other Topics. The adoption of ASU 2011-04 did not have any effect on the Company's condensed consolidated results of operations, financial position or liquidity.

Effective January 1, 2012, the Company adopted ASU 2011-08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08). Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then a second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in ASU 2011-08, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The adoption of ASU 2011-08 did not have a material effect on our results of operations, financial position or cash flows.

In, February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoptions of ASU 2013-02 will not have a material effect on the Company's results of operation, financial position or cash flows.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 3 - Fair Value Measurements

We define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We report assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

We have segregated our financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. We have no non-financial assets and liabilities that are measured at fair value on a recurring basis. As of June 30, 2013 and 2012 we had Level 3 derivative liabilities of approximately $1.8 million and $2.1 million, respectively.

The following table represents the Company's fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,848,566	$1,848,566

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,295,613	$1,295,613

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2013:

Description	Balance as of December 31, 2012	Unrealized Losses	Balance as of June 30, 2013
Derivative liabilities related to stock purchase warrants	$1,295,613	$552,953	$1,848,566

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2012:

Description	Balance as of December 31, 2011	Unrealized Losses	Balance as of June 30, 2012
Derivative liabilities related to stock purchase warrants	$1,886,652	$167,853	$2,054,505

At June 30, 2013 and 2012, derivative liabilities are comprised of warrants to purchase 2,899,991 shares of common stock. The warrants are considered to be derivative liabilities due to the presence of net settlement features and, as a result, are recorded at fair value at each balance sheet date, with changes in fair value recorded in the unaudited condensed consolidated statements of operations. The fair value of our warrants is determined based on the Black-Scholes option pricing model. Use of the Black-Scholes option pricing model requires the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends.

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 6/30/2013	Valuation Technique	Unobservable Inputs
$1,848,566	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

Changes in any of the assumptions related to the unobservable inputs identified above may change the stock purchase warrants' fair value; increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in these unobservable inputs generally result in decreases in fair value. Gains and losses on the fair value adjustments for these derivative instruments are classified in other expenses as the change in fair value of derivative instruments in our unaudited condensed consolidated statements of operations. The $0.6 million change in the market value of derivative instruments during the six-month period ended June 30, 2013 is due primarily to the change in the closing market price of our common stock, which was $1.12 per share as of December 31, 2012 and $1.59 per share as of June 28, 2013. The $0.2 million change in the market value of derivative instruments during the six-month period ended June 30, 2012 is also due primarily to the change in our closing stock price, which was $1.27 per share as of December 30, 2011 and $1.39 per share as of June 29, 2012.

Assets Measured at Fair Value on a Nonrecurring Basis

The Company measures its long-lived assets, including, property and equipment and goodwill, at fair value on a nonrecurring basis. These assets are recognized at fair value when they are deemed to be other-than-temporarily impaired (see Note 2).

Note 3 - Fair Value Measurements

We define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We report assets and liabilities that are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

An asset's or liability's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

We have segregated our financial assets and liabilities that are measured at fair value into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. We have no non-financial assets and liabilities that are measured at fair value at December 31, 2012 and 2011.

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,295,613	$1,295,613

	As of December 31, 2011
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,886,652	$1,886,652

The following table sets forth a summary of changes in the fair value of our Level 3 liabilities for the years ended December 31, 2012, 2011 and 2010:

Description	Balance as of December 31, 2011	New Liabilities	Unrealized (Gains)	Balance as of December 31, 2012
Stock purchase warrants	$1,886,652	-	$(591,039)	$1,295,613

Description	Balance as of December 31, 2010	New Liabilities 2011	Unrealized (Gains)	Balance as of December 31, 2011
Stock purchase warrants	$8,362,995	$668,640	$(7,144,983)	$1,886,652

Description	Balance as of December 31, 2009	New Liabilities 2010	Unrealized Losses	Balance as of December 31, 2010
Stock purchase warrants	$835,299	$2,070,146	$5,457,550	$8,362,995

At December 31, 2012 and 2011 derivative liabilities are comprised of 2,899,991 warrants to purchase common stock. The warrants are considered to be derivative liabilities due to the presence of net settlement features and, as a result, are recorded at fair value at each balance sheet date. The fair value of our warrants is determined based on the Black-Scholes option pricing model. Use of the Black-Scholes option-pricing model requires the use of unobservable inputs such as the expected term, anticipated volatility and expected dividends. Changes in any of the assumptions related to the unobservable inputs identified above may change the stock purchase warrants' fair value; increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value. Gains and losses on the fair value adjustments for these derivative instruments are classified in other income (expense) as the change in fair value of derivative instruments in our consolidated statements of operations. The $0.6 million unrealized gains on the change in the market value of derivative instruments during the year ended December 31, 2012 is due primarily to the change in the closing price of our stock, which was $1.27 per share as of December 30, 2011 and $1.12 per share as of December 31, 2012. The $7.1 million unrealized gains on the change in the market value of derivative instruments during the year ended December 31, 2011 is due primarily to the change in the closing price of our stock, which was $4.23 per share as of December 31, 2010 and $1.27 per share as of December 31, 2011. The $5.5 million unrealized loss on the change in the market value of derivative instruments during the year ended December 31, 2010 is due primarily to the unrecognized losses on the new derivative liabilities issued during 2010 and the change in the closing price of our stock from their date of issuance to $4.23 per share as of December 31, 2010.

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs
$1,295,613	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

As of December 31, 2012 and 2011 the Company had no assets or liabilities that were measured at fair value on a non-recurring basis.

The fair value of long-term debt approximates its face value at December 31, 2012, which was $2.5 million.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2012	2011
Leasehold improvements	$758,126	$758,126
Furniture and office equipment	234,018	234,018
Computer and other equipment	1,397,012	1,409,580
	2,389,156	2,401,724
Less accumulated depreciation	(1,905,180)	(1,613,058)
Property and equipment, net	$483,976	$788,666

Depreciation expense for the years ended December 31, 2012 and 2011 was $0.3 million, $0.5 million, respectively. Depreciation and amortization expense for the year ended December 31, 2010 was $5.7 million. The Company recorded an impairment charge in 2010 of approximately $3.8 million associated with the closing of the Canadian operation upon the expiration of the Protexia® contract and of certain patents of approximately $0.8 million. These charges are included in depreciation and amortization in the accompanying 2010 consolidated statement of operations.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

Note 5 - Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2012	2011
Accrued development expenses	$1,716,557	$1,479,105
Accrued professional services	365,680	423,756
Accrued employee payroll and related expenses	189,746	752,469
Other	56,894	-
Accrued expenses and other liabilities	$2,328,877	$2,655,330

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Debt

Note 6 - Financing Transactions

Controlled Equity Offering

On March 25, 2013, we entered into a controlled equity offering arrangement with a sales agent pursuant to which we may offer and sell, from time to time, through the agent shares of our common stock having an aggregate offering price of up to $15.0 million. Under the arrangement, the agent may sell shares by any method permitted by law and deemed to be an "at-the-market" offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, including sales made directly on NYSE MKT, or any other existing trading market for our Common Stock or to or through a market maker. Subject to the terms and conditions of that agreement, the agent will use commercially reasonable efforts, consistent with its normal trading and sales practices and applicable state and federal law, rules and regulations and the rules of NYSE MKT, to sell shares from time to time based upon our instructions. We are not obligated to sell any shares under the arrangement. We are obligated to pay the agent a commission of 3.0% of the aggregate gross proceeds from each sale of shares under the arrangement.

Total expenses incurred for the arrangement and the offering of shares thereunder, excluding commission payable to the agent, were approximately $304,000. Through June 30, 2013, we sold 2,777,336 shares of our common stock under this arrangement resulting in net proceeds (net of commission and offering costs) to the Company of approximately $4.2 million, of which approximately $0.5 million was not received until July 2013. As of June 30, 2013, aggregate gross sales for additional common stock of approximately $10.4 million remained available under the arrangement.

Loan Agreement with GE Capital

On March 30, 2012, we entered into a Loan Agreement with GE Capital. The Loan Agreement provides for a senior secured debt facility, including a $2.5 million term loan and a revolving line of credit of up to $5 million based on our outstanding qualified accounts receivable. On March 30, 2012, the term loan was funded for the full $2.5 million.

Under the terms of the revolving line of credit, the Company may draw down from the revolving line of credit up to 85% of qualified billed accounts receivable and 80% of qualified unbilled accounts receivable. As of June 30, 2013, the total amount available to draw was approximately $3.2 million, of which $1.2 million was drawn and outstanding.

The fixed interest rate on the term loan is 10.14% per annum. The revolving line of credit has an adjustable interest rate based upon the 3-month London Interbank Offered Rate (LIBOR), with a floor of 1.5%, plus 5%. As of June 30, 2013, the interest rate was 6.5%. Both the term loan and the revolving line of credit mature in September 2015. Payments on the term loan were originally interest-only for the first 10 months (which has since been extended to 12 months pursuant to terms of the agreement); subsequently, the term loan will fully amortize over its remaining term. Remaining principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$499,998
2014	999,996
2015	750,007
$2,250,001

The term loan, net of a debt discount of $32,214, is recorded on our unaudited condensed consolidated balance sheet as follows:

Current portion of long-term debt	$999,996
Long-term debt, less current portion	$1,217,791

If we prepay the term loan and terminate the revolving line of credit prior to the scheduled maturity date, we are obligated to pay a prepayment premium equal to 3% of the then outstanding principal amount of the term loan if prepaid during the first two years of the loan and 2% if prepaid during the third year or thereafter. In addition, we are obligated to pay a final payment fee of 3% of the term loan balance. The final payment fee is being accrued and expensed over the term of the agreement, using the effective interest method and is included in other long-term liabilities on our unaudited condensed consolidated balance sheet.

Our obligations under the Loan Agreement are collateralized by a security interest in substantially all of our assets. While the security interest does not, except in limited circumstances, cover our intellectual property, it does cover any proceeds received by us from the use or sale of our intellectual property.

In connection with the Loan Agreement, we issued GE Capital warrants to purchase 46,584 shares of our common stock at an exercise price of $1.61 per share. The warrants are exercisable immediately and subject to customary and standard anti-dilution adjustments. The warrants are classified in equity and, as a result, the fair value of the warrants was charged to additional paid-in capital resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are also being amortized over the term of the agreement using the effective interest method.

The estimated fair value of the Company's outstanding borrowings under its revolving credit facility at June 30, 2013 was equal to its carrying value as of that date due to the short term nature of the Revolver's repayment terms. The Company determined the estimated fair value of the Term Loan also approximated its carrying value as of June 30, 2013.

Note 6 - Debt

Term Loan and Revolving Line of Credit

On March 30, 2012, we entered into a Loan Agreement with GE Capital. The Loan Agreement provides for a senior secured debt facility including a $2.5 million term loan and a revolving line of credit of up to $5 million based on our outstanding qualified accounts receivable. On March 30, 2012, the term loan was funded for an aggregate amount of $2.5 million.

Under the terms of the revolving line of credit, the Company may draw down from the revolving line of credit up to 85% of qualified billed accounts receivable and 80% of qualified unbilled accounts receivable. As of December 31, 2012, the total amount available to draw was approximately $2.9 million, of which $1.3 million was drawn and outstanding.

The fixed interest rate on the term loan is 10.14% per annum. The revolving line of credit has an adjustable interest rate based upon the 3-month London Interbank Offered Rate (LIBOR), with a floor of 1.5%, plus 5%. As of December 31, 2012, the interest rate was 6.5%. Both the term loan and the revolving line of credit mature in September 2015. Payments on the term loan were originally interest-only for the first 10 months, which has since been extended to 12 months pursuant to terms of the agreement. Subsequently, the term loan will fully amortize over its remaining term as of December 31, 2012. Principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$749,997
2014	999,996
2015	750,007
$2,500,000

The term loan is recorded on the 2012 consolidated balance sheet, net of debt discount, as follows:

Current portion of long-term debt	$749,997
Long-term debt, less current portion	$1,704,108

If we prepay the term loan and terminate the revolving line of credit prior to the scheduled maturity date, we are obligated to pay a prepayment premium equal to 3% of the then outstanding principal amount of the term loan if prepaid during the first two years of the loan and 2% if prepaid during the third year or thereafter. In addition, we are obligated to pay a final payment fee of 3% of the term loan balance. The final payment fee is being accrued and expensed over the term of the agreement, using the effective interest method and is included in other long-term liabilities on the consolidated balance sheet.

Our obligations under the Loan Agreement are collateralized by a security interest in substantially all of our assets. While the security interest does not, except in limited circumstances, cover our intellectual property, it does cover any proceeds received by us from the use or sale of our intellectual property.

The Loan Agreement contains customary representations, warranties and covenants, including limitations on acquisitions, dispositions, incurrence of indebtedness and the granting of security interests. The representations, warranties and covenants contained in the Loan Agreement were made only for purposes of such agreement and as of a specific date or specific dates, were solely for the benefit of the parties to such agreement, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures exchanged between the parties in connection with the execution of the Loan Agreement.

The Loan Agreement contains certain financial and non-financial covenants. Upon the occurrence and during the continuance of any event of default, GE Capital may, and at the written request of the requisite lenders shall, terminate the commitments under the facilities and declare any or all of the obligations to be immediately due and payable, without demand or notice to us; however, any event of default relating to timely payment of debts, insolvency, liquidation, bankruptcy or similar events will result in automatic acceleration. Among the remedies available to GE Capital in case of an event of default are the taking possession and disposition of any collateral under the Loan Agreement.

In connection with the Loan Agreement, we issued GE Capital warrants to purchase 46,584 shares of the Company's common stock at an exercise price of $1.61 per share, The warrants are exercisable immediately and subject to customary and standard anti-dilution adjustments. The warrants are classified in equity and, as a result, the fair value of the warrants was charged to additional paid-in capital resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are also being amortized over the term of the agreement using the effective interest method.

The fair value of the long-term term loan approximates its face value at December 31, 2012, which was approximately $2.5 million.

Convertible Notes

In July 2009, we issued approximately $19.3 million of convertible notes ("Convertible Notes") and stock purchase warrants to investors in a private placement.

In November 2010, holders of Convertible Notes in the aggregate principal amount (plus accrued interest) of approximately $17.0 million converted their notes into approximately 6.7 million shares of common stock (at the stated conversion price of $2.54 per share) pursuant to an early conversion offer we made to all holders. During the fourth quarter of 2010, we expensed approximately $1.1 million related to the early conversion offer. After we issued a redemption (call) notice in November 2010, holders of additional Convertible Notes in the aggregate principal amount (plus accrued interest) of approximately $4.8 million converted their notes into approximately 1.9 million shares. Convertible Notes with principal plus accrued interest of approximately $11,000 were not converted, and as a result of the redemption notice, we paid the holder in cash to satisfy our obligations under such note on the redemption date.

We incurred approximately $5.8 million of interest expense related to the Convertible Notes in 2010.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 4 - Commitments and Contingencies

SIGA Litigation

In December 2006, we filed a complaint against SIGA Technologies, Inc. ("SIGA") in the Delaware Court of Chancery. The complaint alleged, among other things, that we have the right to license exclusively development and marketing rights for SIGA's drug candidate, ArestvyrTM (Tecovirimat), pursuant to a Merger Agreement between the parties that was terminated in 2006. The complaint also alleged that SIGA failed to negotiate in good faith the terms of such a license pursuant to the terminated Merger Agreement.

In September 2011, the Court issued an opinion in the case finding that SIGA had breached certain contractual obligations to us and upholding our claims of promissory estoppel. The Court awarded us the right to receive 50% of all net profits (as defined in the court's final judgment) related to the sale of ArestvyrTM and related products for 10 years following initial commercial sale of the drug once SIGA earns $40 million in net profits from the sale of ArestvyrTM and related products. The Court also awarded us one-third of our reasonable attorney's fees and expert witness fees, which amounts to approximately $2.4 million plus interest. In May 2012, the Court issued its final judgment. SIGA appealed aspects of the decision to the Delaware Supreme Court. In response, we cross-appealed other aspects of the decision.

In May 2013, the Delaware Supreme Court issued its ruling on the appeal, affirming the lower Court's finding of breach of contract, reversing its finding of promissory estoppel, and remanding the case back to the Court of Chancery to reconsider the remedy and award of attorney's fees and expert witness costs in light of the Supreme Court's opinion.

We can provide no assurances that on remand the Delaware Court of Chancery will re-instate its prior remedy or order another remedy for us, that SIGA will not appeal any subsequent decision by the Court of Chancery, or that SIGA will not be successful in any subsequent appeal. We have not yet recorded any amount due from SIGA in relation to this case.

Government Contracting

Payments to the Company on cost-plus-fee contracts are provisional. The accuracy and appropriateness of costs charged to U.S. Government contracts are subject to regulation, audit and possible disallowance by the Defense Contract Audit Agency and other government agencies such as BARDA. Accordingly, costs billed or billable to U.S. Government customers are subject to potential adjustment upon audit by such agencies. In our opinion, adjustments that may result from audits are not expected to have a material effect on our financial position, results of operations, or cash flows.

Changes in government policies, priorities or funding levels through agency or program budget reductions by the U.S. Congress or executive agencies could materially adversely affect the Company's financial condition or results of operations. Furthermore, contracts with the U.S. Government may be terminated or suspended by the U.S. Government at any time, with or without cause. Such contract suspensions or terminations could result in unreimbursable expenses or charges or otherwise adversely affect the Company's financial condition and/or results of operations.

Registration Rights Agreements

We entered into a Registration Rights Agreement with the investors who participated in the July 2009 private placement of convertible notes and related warrants. We subsequently filed two registration statements on Form S-3 with the Securities and Exchange Commission to register the resale of the shares issuable upon conversion of the convertible notes and exercise of the related warrants, which registration statements have been declared effective. We are obligated to maintain the registration statements effective until the date when such shares (and any other securities issued or issuable with respect to or in exchange for such shares) have been sold. The convertible notes were converted or extinguished in 2010, although the related warrants remain outstanding. The warrants will expire on January 28, 2015.

We have separate registration rights agreements with investors, under which we have obligations to keep the corresponding registration statements effective until the registrable securities (as defined in each agreement) have been sold, and under which we may have separate obligations to file registration statements in the future on either a demand or "piggy-back" basis or both.

Under the terms of the convertible notes, which were converted or extinguished in 2010, if after the 2nd consecutive business day (other than during an allowable blackout period) on which sales of all of the securities required to be included on the registration statement cannot be made pursuant to the registration statement (a "Maintenance Failure"), we will be required to pay to each selling stockholder a one-time payment of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on the initial day of a Maintenance Failure. Our total maximum obligation under this provision at June 30, 2013, would be approximately $0.2 million.

Following a Maintenance Failure, we will also be required to make to each selling stockholder monthly payments of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on every 30th day after the initial day of a Maintenance Failure, in each case prorated for shorter periods and until the failure is cured. Our total maximum obligation under this provision would be approximate $0.2 million for each month until the failure, if it occurs, is cured.

Vendor Litigation

One of our vendors mishandled the storage of certain biological materials. The vendor filed suit against us in Delaware state court and we filed suit against the vendor in Maryland state court. The case was settled and we received approximately $0.5 million as a result of the settlement during the second quarter of 2013 which was recorded as a reduction in research and development expenses.

Note 7 - Commitments and Contingencies

Leases

We lease our offices in Maryland under a 10 year operating lease, which commenced on May 1, 2007. We also lease offices in North Carolina with the lease term expiring in September 2013. Remaining annual minimum payments for these two leases are as follows:

Year	Lease Payments
2013	$809,400
2014	$797,700
2015	$821,600
2016	$846,200
2017	$356,900

For each of the years ended December 31, 2012, 2011 and 2010 total rent expense under operating lease agreements approximated $0.8 million, $0.8 million and $1.0 million, respectively.

License Agreements

In connection with an acquisition in 2008, we acquired license agreements with The Defence Science and Technology Laboratory of the United Kingdom Ministry of Defence ("DSTL") for the rights to certain technologies. These agreements allow for the licensing of certain patents and technology necessary to perform development of the rPA vaccine program as required under the Company's government contracts. Upon commercialization, the license agreements require that PharmAthene make royalty payments equal to a specified percentage of future sales of products for both government procurement and commercial markets. No royalty payments on these licenses have been incurred.

In 2012 we entered into a commercial licensing agreement allowing for the licensing of certain patent and other intellectual property rights from a research company related to BChE. The agreement includes certain annual maintenance and other development milestone payments. Upon commercialization, the license agreement requires royalty payments equal to a specified percentage of future sales of products for both government procurement and commercial market sales subject to the license through the expiration of the licensed patents. No maintenance or milestone payments were incurred in 2012.

SIGA Litigation

In December 2006, we filed a complaint against SIGA Technologies, Inc. ("SIGA") in the Delaware Court of Chancery. The complaint alleged, among other things, that we have the right to license exclusively development and marketing rights for SIGA's drug candidate, ArestvyrTM (Tecovirimat), pursuant to a Merger Agreement between the parties that was terminated in 2006. The complaint also alleged that SIGA failed to negotiate in good faith the terms of such a license pursuant to the terminated Merger Agreement.

In September 2011, the Court issued an opinion in the case finding that SIGA had breached certain contractual obligations to us and upholding our claims of promissory estoppel. The Court awarded us the right to receive 50% of all net profits (as defined in the court's final judgment) related to the sale of ArestvyrTM and related products for 10 years following initial commercial sale of the drug once SIGA earns $40 million in net profits from the sale of ArestvyrTM and related products. The Court also awarded us one-third of our reasonable attorney's fees and expert witness fees, which amounts to approximately $2.4 million plus interest. In May 2012, the Court issued its final judgment. SIGA has appealed aspects of the decision to the Delaware Supreme Court. In response, we cross-appealed other aspects of the decision. In January 2013, the Delaware Supreme Court heard oral argument in the case.

We can provide no assurances that SIGA will not prevail on its appeal, that we will be successful in our appeal, and that the Delaware Supreme Court will not overturn the trial court's decision awarding us a 10 year 50% net profit of the sales of ArestvyrTM and related products (once SIGA retains the first $40 million in net profit). We have not yet recorded any amount due from SIGA in relation to this case.

Vendor litigation

One of our vendors mishandled the storage of certain biological materials. While we have recently been engaged in discussions with the vendor to address our concerns, so far we have not come to agreement. The vendor recently filed suit against us in Delaware state court seeking a declaration that they are not liable for damages and seeking damages from us for allegedly not maintaining the required amount and type of insurance. We filed suit against the vendor in Maryland state court seeking damages related to the loss of the property. We believe we did maintain the appropriate amount and type of insurance, that in no event did we harm the vendor, and thus their damages claim is without merit. We plan to vigorously defend against their claims while pursuing our own.

Government Contracting

Payments to the Company on cost-plus-fee contracts are provisional and are subject to adjustment upon audit by the Defense Contract Audit Agency and BARDA. In our opinion, adjustments that may result from audits are not expected to have a material effect on our financial position, results of operations, or cash flows.

Registration Rights Agreements

We entered into a Registration Rights Agreement with the investors who participated in the July 2009 private placement of convertible notes and related warrants. We subsequently filed two registration statements on Form S-3 with the Securities and Exchange Commission to register the shares underlying the convertible notes and related warrants, which registration statements have been declared effective. We are obligated to maintain the registration statements effective until the date when all shares underlying the convertible notes and related warrants (and any other securities issued or issuable with respect to in exchange for such shares) have been sold. The convertible notes were converted or extinguished in 2010, although the related warrants remain outstanding. The warrants will expire on January 28, 2015.

We have separate registration rights agreements with investors, under which we have obligations to keep the corresponding registration statements effective until the registrable securities (as defined in each agreement) have been sold, and under which we may have separate obligations to file registration statements in the future on either a demand or "piggy-back" basis or both.

Under the terms of the convertible notes, which were converted or extinguished in 2010, if after the 2nd consecutive business day (other than during an allowable blackout period) on which sales of all of the securities required to be included on the registration statement cannot be made pursuant to the registration statement (a "Maintenance Failure"), we will be required to pay to each selling stockholder a one-time payment of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on the initial day of a Maintenance Failure. Our total maximum obligation under this provision at December 31, 2012, would be approximately $0.2 million.

Following a Maintenance Failure, we will also be required to make to each selling stockholder monthly payments of 1.0% of the aggregate principal amount of the convertible notes relating to the affected shares on every 30th day after the initial day of a Maintenance Failure, in each case prorated for shorter periods and until the failure is cured. Our total maximum obligation under this provision would be approximate $0.2 million for each month until the failure, if it occurs, is cured.

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 5 - Stockholders' Equity

Long-Term Incentive Plan

In 2007, the Company's stockholders approved the 2007 Long-Term Incentive Compensation Plan (the "2007 Plan") which provides for the granting of incentive and non-qualified stock options, stock appreciation rights, performance units, restricted common awards and performance bonuses (collectively "awards") to Company officers and employees. Additionally, the 2007 Plan authorizes the granting of non-qualified stock options and restricted stock awards to Company directors and to independent consultants.

In 2008, the Company's shareholders approved amendments to the 2007 Plan, increasing from 3.5 million shares to 4.6 million shares the maximum number of shares authorized for issuance under the plan and adding an evergreen provision pursuant to which the number of shares authorized for issuance under the plan will increase automatically in each year, beginning in 2009 and continuing through 2015, according to certain limits set forth in the 2007 Plan. At June 30, 2013, there are approximately 9.3 million shares approved for issuance under the 2007 plan, of which approximately 2.5 million shares are available to be issued. The Board of Directors in conjunction with management determines who receives awards, the vesting conditions and the exercise price. Options may have a maximum term of ten years.

Stock Purchase Warrants

At June 30, 2013 and 2012 there were warrants outstanding to purchase 5,620,128 shares of our common stock, respectively. The warrants outstanding as of June 30, 2013 and 2012 were as follows:

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07/Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09/Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09/Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10/Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10/Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11/Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12/Mar-12	$1.61	Mar-22
5,620,128
(1)	These warrants to purchase common stock are classified as equity.
(2)	Because of the presence of net settlement provisions, these warrants to purchase common stock are classified as derivative liabilities. The fair value of these liabilities (see Note 3) is remeasured at the end of every reporting period and the change in fair value is reported in the unaudited condensed consolidated statements of operations as other income (expense).

Note 8 - Stockholders' Equity

Common Stock

In April 2010, we completed a public offering of 1,666,668 shares of our common stock at $1.50 per share and warrants to purchase an aggregate of 500,000 shares of our common stock at an exercise price of $1.89 per share, generating gross proceeds of approximately $2.5 million. The warrants became exercisable on October 13, 2010 and expire on October 13, 2015 and are classified as derivative instruments. Placement fees of approximately $175,000 and legal and other fees of approximately $140,000 were incurred in connection with this transaction.

In July 2010, we completed a public offering of 2,785,714 shares of our common stock at $1.40 per share and warrants to purchase an aggregate of 1,323,214 shares of our common stock at an exercise price of $1.63 per share, generating gross proceeds of approximately $3.9 million. The warrants became exercisable on January 23, 2011 and expire on January 23, 2017 and are classified as derivative instruments. Placement fees of approximately $260,000 and legal and other fees of approximately $145,000 were incurred in connection with this transaction.

In November 2010, we completed an underwritten public offering of 4,945,000 shares of our common stock at a price to the public of $3.50 per share, generating gross proceeds of approximately $17.3 million. We incurred offering expenses of approximately $1.0 million and legal and other fees of approximately $0.4 million in connection with this transaction.

In June 2011, we completed a public offering of 1,857,143 shares of common stock at $3.50 per share inclusive of warrants to purchase up to an additional 371,423 shares of common stock. The warrants are exercisable immediately at an exercise price of $3.50 per share until the fifth anniversary of the date of issuance which is June 15, 2016. The warrants are classified as derivative instruments because they include net settlement provisions.  We received gross proceeds of approximately $6.5 million and net proceeds of approximately $5.1 million for stock and $0.7 million for derivative instruments.

Long-Term Incentive Compensation Plan

In 2007, the Company's stockholders approved the 2007 Long-Term Incentive Compensation Plan (the "2007 Plan") which provides for the granting of incentive and non-qualified stock options, stock appreciation rights, performance units, restricted common awards and performance bonuses (collectively "awards")  to Company officers and employees.  Additionally, the 2007 Plan authorizes the granting of non-qualified stock options and restricted stock awards to Company directors and to independent consultants.

In 2008, the Company's shareholders approved amendments to the 2007 Plan, increasing from 3.5 million shares to 4.6 million shares the maximum number of shares authorized for issuance under the plan and adding an evergreen provision pursuant to which the number of shares authorized for issuance under the plan will increase automatically in each year, beginning in 2009 and continuing through 2015, according to certain limits set forth in the 2007 Plan.  At December 31, 2012, there are approximately 8.2 million shares approved for issuance under the 2007 plan, of which approximately 1.3 million shares are available to be issued. The Board of Directors in conjunction with management determines who receives awards, the vesting conditions and the exercise price.  Options may have a maximum term of ten years.

The following tables summarize the activity of the 2007 Plan for options:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Options
Outstanding January 1, 2010	4,913,366	$3.88	8.1
Granted	2,722,131	2.50
Exercised	(22,316)	2.56
Forfeited	(2,273,768)	3.89
Outstanding, December 31, 2010	5,339,413	$3.18	8.3
Granted	1,934,566	1.71
Exercised	(44,464)	2.66
Forfeited	(936,533)	3.07
Outstanding, December 31, 2011	6,292,982	$2.74	8.0
Granted	852,139	1.22
Exercised	(31,474)	1.24
Forfeited	(888,035)	2.91
Outstanding, December 31, 2012	6,225,612	$2.52	7.4

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Exercisable, December 31, 2012	4,044,636	$2.86	6.6
Vested and expected to vest, December 31, 2012	5,963,894	$2.55	7.3

The aggregate intrinsic value is calculated as the difference between (i) the closing price of the common stock at December 31, 2012 and (ii) the exercise price of the underlying awards, multiplied by the number of options that had an exercise price less than the closing price on the last trading day. Our outstanding and exercisable options had no aggregate intrinsic value as of December 31, 2012, as the exercise price of all outstanding and exercisable options was below the closing price of the common stock at December 31, 2012.

At December 31, 2012, total compensation costs for unvested stock option awards outstanding approximated $2.2 million, net of estimated forfeitures, which we expect to recognize as stock compensation expense over a weighted average period of 2.37 years.

Valuation assumptions used to determine fair value of share-based compensation

The weighted-average grant date fair value for options granted in 2012, 2011 and 2010 approximated $0.86, $1.17 and $1.88, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $9,067, $34,935 and $29,319, respectively. The total fair value of awards vested during 2012, 2011 and 2010 was $2,071,649, $2,259,625 and $2,300,053, respectively. The fair value for the 2012, 2011 and 2010 awards were estimated at the date of grant using the Black-Scholes option-pricing model using the following assumptions:

	December 31,
	2012	2011	2010
Weighted-average volatility	86%	83%	87%
Risk-free rate	0.79% - 1.18%	0.79% - 2.79%	0.28% - 3.2%
Expected annual dividend yield	-	-	-
Expected weighted-average life, in years	5.9	5.9	6.0

 The valuation assumptions were determined as follows:

•	Weighted average volatility: We determine expected volatility by using our historical volatility weighted 50% and the average historical volatility from comparable public companies with an expected term consistent with the expected term of our options weighted 50%.

•	Risk-free interest rate: The yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the award.

•	Expected annual dividend yield: The estimate for annual dividends is zero because we have not historically paid a dividend and do not intend to do so in the foreseeable future.

•	Expected life: The expected term of the awards represents the period of time that the awards are expected to be outstanding. The Company estimated the expected term using the "simplified-method" as it does not have sufficient historical exercise data to provide a reasonable estimate.

The following table summarizes the activity of the 2007 plan for restricted shares:

	Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
Restricted Shares
Outstanding January 1, 2010	305,316	$3.36	$598,419
Granted	35,000	2.67
Vested	(101,899)	3.29
Forfeited	(127,286)	3.95
Outstanding, December 31, 2010	111,131	$2.92	$470,084
Granted	145,000	1.43
Vested	(123,066)	2.59
Forfeited	(9,168)	2.46
Outstanding, December 31, 2011	123,897	$1.53	$157,349
Granted	-	-
Vested	(110,564)	1.53
Forfeited	-	-
Outstanding, December 31, 2012	13,333	$1.59	$14,933

Warrants

At December 31, 2012 and 2011 there were warrants outstanding to purchase 5,620,128 and 5,573,544 shares of our common stock, respectively. At December 31, 2010, there were warrants outstanding to purchase 5,202,121 shares of our common stock (of which 1,323,214 were not exercisable until January 2011). The warrants outstanding as of December 31, 2012 were as follows:

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07 / Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09 / Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09 / Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10 / Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10 / Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11 / Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12 / Mar-12	$1.61	Mar-22
5,620,128

(1)	These warrants to purchase common stock are classified as equity.

(2)	These warrants to purchase common stock are classified as derivative liabilities. The fair value of these liabilities (see note 4) is remeasured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense).

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 9 - Income Taxes

The actual income tax provision differs from the expected income tax provision computed at the federal statutory rate as follows:

	December 31,
	2012	2011	2010
Statutory federal tax benefit	$(1,604,648)	$(1,291,175)	$(11,848,754)
State income tax, net of federal benefit	(19,918)	(232,489)	(1,284,265)
Other permanent differences	4,975	22,101	607,981
Foreign rate differential	(80,292)	(50,173)	2,492,478
Rate change	388,656	-	-
Lobbying costs	122,204	-	-
Write-off of expired/forfeited options and conversion of notes	193,605	391,826	3,071,189
Canada transfer pricing and expiring attributes	-	(8,965,832)	-
Expiration (reversal of expiration) of net operating losses	-	(4,745,271)	5,053,927
Other	1,393,366	732,322	309,840
Subtotal	397,948	(14,138,691)	(1,597,604)
Decrease (increase) in valuation allowance	(202,451)	14,138,691	1,597,604
Income tax expense	$195,497	$-	$-

Our net deferred tax assets consisted of the following:

	December 31,
	2012	2011
Net operating loss carry forwards	$58,334,073	$62,873,360
Fixed assets/intangibles	114,826	49,389
Research and development credits/loss carry forwards	3,278,995	3,291,651
Stock based compensation	3,047,573	2,611,770
Accrued expenses and other	2,789,776	1,368,036
Total deferred tax assets	67,565,243	70,194,206
Deferred tax liabilities:
Intercompany bad debt	(3,978,944)	(6,209,959)
Total deferred tax liabilities	(3,978,944)	(6,209,959)
Net deferred tax assets	63,586,299	63,984,247
Less: valuation allowance	(63,781,796)	(63,984,247)
Net deferred tax assets	$(195,497)	$-

For the years ended December 31, 2012 and 2011, we increased the valuation allowance to fully reserve for the value of deferred tax assets. Due to continued operating losses, there is no indication that it is more likely than not that we will be able to utilize our deferred tax assets. As such, there have been no recoveries of previously recorded valuation allowances in 2012 or 2011.

The U.S. federal net operating loss carry forwards of approximately $134.3 million will begin to expire in various years beginning in 2021. Under Section 382 of the U.S. Internal Revenue Code, the Company's net operating loss carry forwards may be limited due to underlying ownership of its common stock. The Canadian federal net operating loss carry forwards of approximately $3.6 million will begin to expire in 2030. The Quebec Provincial net operating loss carry forwards of approximately $3.6 million will begin to expire in 2030. The UK net operating loss carry forwards of approximately $19.6 million have an unlimited life.

In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some or all of the deferred tax asset will not be realized. The ultimate realization of the deferred tax asset is dependent upon the generation of future taxable income during the periods in which the net operating loss carry forwards are available. We consider projected future taxable income, the scheduled reversal of deferred tax liabilities and available tax planning strategies that can be implemented by us in making this assessment on a jurisdiction-by-jurisdiction basis. Based upon these factors, we have established a full valuation allowance against the net deferred tax asset in 2012, consistent with 2011. The Company has a deferred tax liability related to tax deductible goodwill. The scheduled reversal of this deferred tax liability is not determinable. As such, that deferred tax liability cannot be used as a source of future taxable income with which to realize the deferred tax assets. The cumulative amount of this deferred tax liability is $195,497.

We have analyzed tax positions in all jurisdictions where the Company is required to file an income tax return and have concluded that we do not have any material unrecognized tax benefits. As such, we believe that any of our uncertain tax positions would not result in adjustments to our effective income tax rate.

Supplemental Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information (Unaudited)[Abstract]
Supplemental Financial Information (Unaudited)

Note 10 - Supplemental Financial Information (Unaudited)

Quarterly financial information for the years ended December 31, 2012 and 2011 is presented in the following tables:

	Three months ended
	March 31,	June 30,	September 30,	December 31,
Fiscal year 2012
Revenue	$6,149,052	$6,316,998	$6,696,126	$6,013,711
Loss from operations	(1,590,696)	(1,458,204)	(1,790,377)	(1,427,113)
Net loss	(2,679,888)	(756,543)	(213,936)	(1,269,748)
Net loss per share, basic	(0.06)	(0.02)	0.00	(0.03)
Net loss per share, diluted	(0.06)	(0.02)	0.00	(0.03)
Fiscal year 2011
Revenue	$6,337,722	$6,428,840	$5,260,057	$6,239,655
Loss from operations	(4,539,935)	(3,081,320)	(3,021,914)	(1,082,562)
Net (loss) income	(2,075,657)	(2,437,613)	(33,496)	749,193
Net (loss) income per share, basic	(0.04)	(0.05)	0.00	0.02
Net (loss) income per share, diluted	(0.04)	(0.05)	0.00	0.02

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Event [Abstract]
Subsequent Events

Note 7 - Subsequent Events

Proposed Merger

On July 31, 2013, PharmAthene entered into an agreement and plan of merger (the "Merger Agreement"), pursuant to which its wholly owned subsidiary, Taurus Merger Sub, Inc. ("Merger Sub"), will be merged with and into Theraclone Sciences, Inc., a Delaware corporation ("Theraclone"), with Theraclone as the surviving subsidiary (the "Merger").

Pursuant to the terms of the Merger Agreement, at the Effective Time (the "Effective Time"), each outstanding share of common stock of Theraclone will be converted into the right to receive a number of shares of PharmAthene common stock equal to the quotient obtained by dividing the fully diluted equity (as defined below) of PharmAthene by the fully diluted equity of Theraclone (the "Exchange Ratio"), less a pro rata share of PharmAthene common stock representing 5% of the merger consideration issuable to the stockholders of Theraclone (the "Escrow Shares"). The Merger Agreement defines "fully diluted equity" to mean, with respect to PharmAthene, the total number of shares outstanding of PharmAthene common stock assuming full conversion or exercise of all then outstanding options and warrants, which, in each case, have an exercise price less than or equal to $2.50 per share, and convertible securities. With respect to Theraclone, "fully diluted equity" means the total number of shares outstanding of Theraclone common stock, assuming full conversion or exercise of all then-outstanding options and warrants and all convertible securities. Holders of Theraclone common stock will receive cash in lieu of fractional shares. In addition, all outstanding Theraclone options, as well as Theraclone's 2004 Option Plan, will be assumed by PharmAthene. Each option or warrant to purchase one share of Theraclone common stock will be converted into an option or warrant, as the case may be, to purchase a number of shares of PharmAthene common stock representing the number of Theraclone shares for which the exchanged option or warrant was exercisable multiplied by the Exchange Ratio. The exercise price would be proportionately adjusted.

Following the consummation of the transactions contemplated by the Merger Agreement, the security holders of PharmAthene immediately prior to the Effective Time and the security holders of Theraclone immediately prior to the Effective Time will each own approximately 50% of the fully-diluted equity (without regard to PharmAthene options and warrants having an exercise price greater than $2.50 per share) after the Merger. The Escrow Shares described above, which will serve to secure the Theraclone stockholders' indemnification obligations under the Merger Agreement, will be deposited with Citibank, N.A., as escrow agent under a separate escrow agreement to be entered into prior to the completion of the Merger. The escrow period will expire nine months from the date of completion of the Merger.

The Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Pursuant to a related board of directors composition agreement between PharmAthene and certain former stockholders of Theraclone, which is expected to be entered into at completion of the Merger (the "Board Composition Agreement"), the nine-member board of directors of post-Merger PharmAthene (the "Board") will consist of five directors designated by PharmAthene and four directors designated by Theraclone. Those members will initially be Steve Gillis, Ph.D., Wende Hutton and Clifford J. Stocks of Theraclone, and Mitchel Sayare, Ph.D., Eric I. Richman, John M. Gill, Brian A. Markison and Derace L. Schaffer, M.D. of PharmAthene, with a ninth director still to be designated by Theraclone. Under the Board Composition Agreement, the executive officers and directors of PharmAthene, the directors of Theraclone and their affiliates, and certain holders of 5% or more of Theraclone's Capital stock (collectively, the "Signing Stockholders") will agree to vote all shares owned by such holders, or over which such holders have voting control, as necessary to ensure that the PharmAthene and Theraclone designees are elected to the Board at each annual or special meeting of stockholders of PharmAthene at which directors are elected or through any action taken by written consent of the stockholders of PharmAthene by which directors are elected. The Signing Stockholders will also agree to cause the resignation of one of PharmAthene's designees upon the earlier of (i) the full settlement or final, non-appealable resolution of PharmAthene's civil action against SIGA Technologies, Inc. ("SIGA") (the "SIGA Determination Date") and (ii) the second anniversary of the completion of the Merger, but not prior to the first anniversary of the completion of the Merger. We refer to this date as the "Designee Resignation Date." The Board Composition Agreement will obligate the Signing Stockholders to cause half of the members of all committees of the Board to be filled by Theraclone board designees and where a committee consists of an odd number of directors, the third director will be mutually agreed on by the PharmAthene and Theraclone members of such committee. The Board Composition Agreement will terminate on the earliest to occur of the fifth anniversary of the date of the Board Composition Agreement and the SIGA Determination Date, but not prior to the first anniversary of completion of the Merger. The Signing Stockholders may sell their shares free of the rights and obligations under the Board Composition Agreement.

Theraclone's current chief executive officer, Clifford J. Stocks, is expected to serve as the chief executive officer of the combined company, while Russ Hawkinson, Theraclone's current chief financial officer, is expected to serve as its chief financial officer. The Merger Agreement obligates PharmAthene to amend its Bylaws to provide that Clifford Stocks may not be removed from his position as chief executive officer of PharmAthene without the approval of at least 66 2/3% of the Board, until the earlier of the second anniversary of the date of the Merger Agreement or such time as there is a period longer than 30 days in which less than five PharmAthene board designees serve on the Board (provided that he may be removed by at least a majority of the then-serving members of PharmAthene's board of directors following the Designee Resignation Date).

Completion of the Merger is subject to a number of conditions, including, but not limited to (i) approval of the issuance of shares of PharmAthene common stock in connection with the Merger, and approval of an increase in the authorized number of shares of common stock, by PharmAthene's stockholders and the adoption and approval of the Merger Agreement and the transactions contemplated thereby by Theraclone's stockholders; (ii) the effectiveness of a registration statement on Form S-4 to be filed by PharmAthene with the Securities and Exchange Commission (the "SEC") to register the issuance of the shares of PharmAthene common stock in connection with the Merger, which will contain a joint proxy statement/prospectus; (iii) approval for listing on the NYSE MKT LLC of such shares of PharmAthene common stock; (iv) execution of the Board Composition Agreement; (v) exercise of appraisal rights by no more than 5% of PharmAthene's stockholders; (vi) the amendment of PharmAthene's Bylaws to limit the ability to remove Clifford Stocks as described above; (vii) all $8,000,000 of capital committed to Theraclone pursuant to its Series B-1 Preferred Stock and Warrant Purchase and Exchange Agreement shall have been delivered to Theraclone and (viii) other customary closing conditions.

Concurrently and in connection with the execution of the Merger Agreement, certain of PharmAthene's stockholders, who beneficially own approximately 7.5% of the outstanding shares of PharmAthene common stock, entered into a voting agreement with Theraclone (the "PharmAthene Voting Agreement"), pursuant to which each stockholder agreed to vote its shares of PharmAthene common stock in furtherance of the transactions contemplated by the Merger Agreement and against any amendment of PharmAthene's Certificate of Incorporation or Bylaws or any other proposal or transaction, the effect of which amendment or other proposal is to delay, impair, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement.

In addition, certain of Theraclone's stockholders, who in the aggregate held approximately 75% of the outstanding shares of Theraclone capital stock as of July 31, 2013, entered into a voting agreement with PharmAthene (the "Theraclone Voting Agreement"), pursuant to which each stockholder agreed to vote its shares of Theraclone capital stock (i) in favor of the adoption of the Merger Agreement and any actions required in furtherance thereof, (ii) in favor of the conversion of all outstanding shares of Theraclone preferred stock into Theraclone common stock on a 1:1 basis (as of immediately prior to the Effective Time and contingent upon the Merger occurring) pursuant to Theraclone's restated Certificate of Incorporation, (iii) against any other proposal or transaction involving Theraclone, the effect of which amendment or other proposal or transaction would be to delay, impair, prevent or nullify the Merger or the transactions contemplated by the Merger Agreement, (iv) against any amendment of Theraclone's Certificate of Incorporation or Bylaws that changes in any manner the voting rights of any capital stock of Theraclone (other than the conversion of Theraclone preferred stock into Theraclone common stock), and (v) against any other action or agreement that would result in a breach in any material respect of any covenant, representation or warranty of the Merger Agreement.

Both the PharmAthene Voting Agreement and the Theraclone Voting Agreement will terminate upon, among other things, the earlier of the Effective Time or termination of the Merger Agreement.

Concurrently and in connection with the execution of the Merger Agreement, the directors of Theraclone and their affiliates, as well as certain holders of 5% or more of Theraclone's capital stock, who in the aggregate held approximately 75% of the outstanding shares of Theraclone capital stock as of July 31, 2013, entered into post-closing lock-up agreements with PharmAthene (the "Post-Closing Lock-up Agreements"). Pursuant to these agreements, each such stockholder will be subject to lock-up restrictions on the sale of PharmAthene common stock acquired in the Merger, pursuant to which 33% of the shares obtained in the Merger may be sold six months after the completion of the Merger, 66% may be sold nine months after the completion of the Merger, and 100% may be sold after the first anniversary of the date of completion of the Merger.

Each of PharmAthene and Theraclone have made customary representations, warranties and covenants in the Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between execution of the Merger Agreement and completion of the Merger; (ii) each party will not engage in certain kinds of transactions or take certain actions during such period (including, but not limited to, the issuance and sale of its securities and the incurrence of debt, with certain exceptions); (iii) Theraclone will solicit approval by its stockholders of the Merger Agreement and the transactions contemplated thereby and the board of directors of Theraclone will recommend that its stockholders adopt and approve the Merger Agreement, subject to certain exceptions; and (iv) PharmAthene will convene and hold a meeting of its stockholders for the purpose of considering the approval of the issuance of shares of PharmAthene common stock in connection with the Merger, the election of the PharmAthene and Theraclone board designees and the authorization of additional shares of common stock and the board of directors of PharmAthene will recommend that its stockholders adopt and approve such proposals, subject to certain exceptions. PharmAthene also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions in the event of its receipt of a "superior proposal," as defined in the Merger Agreement. All representations and warranties of Theraclone (but not PharmAthene) included in the Merger Agreement will survive the completion of the Merger and remain in full force and effect until nine months after the closing date.

The Merger Agreement contains termination rights in favor of each of PharmAthene and Theraclone in certain circumstances. If PharmAthene terminates the Merger Agreement pursuant to its superior proposal termination right, it is obligated to pay to Theraclone a break-up fee of $3,500,000. If the PharmAthene board of directors changes its voting recommendations to PharmAthene stockholders as a result of a Transaction Event and Theraclone terminates as a result of such change in recommendation, or if PharmAthene terminated the Merger Agreement as a result of a Transaction Event (as defined below), PharmAthene is obligated to pay Theraclone a break-up fee of $4,500,000. A "Transaction Event" is defined to occur if the Court of Chancery of the State of Delaware renders a substantive decision on the merits in PharmAthene's civil case against SIGA and within 20 business days thereafter the PharmAthene board of directors determines, in its reasonable discretion, that, as a result of such decision, it can no longer consider the Merger a merger of equals. In addition, either party may terminate the Merger Agreement if (i) the Merger has not been completed by January 31, 2014 (the "Outside Termination Date"), provided that if the registration statement on Form S-4 is not declared effective by October 4, 2013, then either party is generally entitled to extend the Outside Termination Date by 60 days, or (ii) the PharmAthene stockholders fail to approve the issuance of shares in the Merger, the increase in authorized shares of common stock or the election of the PharmAthene or Theraclone board designees. If (a) the Merger Agreement is terminated because the Merger has not been completed prior to the Outside Termination Date, (b) a takeover approval was announced prior to the PharmAthene stockholder meeting with respect to the Merger and (c) within nine months after the date of the termination of the Merger Agreement, PharmAthene enters into an agreement or understanding with respect to any takeover proposal that is subsequently completed, then PharmAthene is obligated to pay to Theraclone a break-up fee of $3,500,000. In certain other circumstances, PharmAthene will be obligated to reimburse Theraclone for expenses incurred in connection with the Merger, not to exceed $1,000,000. The Merger Agreement contains certain indemnification provisions, which, among other things, provide that Theraclone stockholders are not obligated, absent fraud or willful misconduct, to indemnify PharmAthene and its affiliates unless and until the aggregate amount of indemnification claims brought against them by PharmAthene and its affiliates is at least $1,000,000. In addition, no Theraclone stockholder has an obligation, absent fraud or willful misconduct of Theraclone, to indemnify PharmAthene or its affiliates for an amount in excess of such Theraclone stockholder's pro rata share of the Escrow Shares. The Merger Agreement furthermore appointed Steven Gillis, Ph.D. as the agent for and on behalf of the Theraclone stockholders with respect to the Merger Agreement and Escrow Agreement, as well as related matters.

Controlled Equity Offering Arrangements

Subsequent to June 30, 2013, we sold 1,105,837 shares of our common stock under the controlled equity offering arrangement, which resulted in net proceeds of approximately $1.7 million excluding the $0.5 million in proceeds from June sales that were not received until July (See Note 6). Aggregate gross proceeds of up to approximately $8.6 million remain available under the arrangement. However, under the terms of the Merger Agreement with Theraclone, we are currently prohibited from using the arrangement.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

Our unaudited condensed consolidated financial statements include the accounts of PharmAthene, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Our unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations and cash flows. The unaudited condensed consolidated balance sheet at December 31, 2012 has been derived from audited consolidated financial statements at that date. The interim results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and footnote disclosure normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the U.S. Securities and Exchange Commission. We believe that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the Consolidated Financial Statements and Notes included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission. We currently operate in one business segment.

Basis of Presentation

Our consolidated financial statements include the accounts of PharmAthene, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Our consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States. We currently operate in one business segment. Certain receivables, primarily related to tax credits or grants, of approximately $0.5 million and $0.6 million as of December 31, 2011 and 2010 respectively, previously classified in our consolidated balance sheets as "accounts receivable," have been reclassified as "prepaid expenses and other current assets" to conform with current period presentation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our unaudited condensed consolidated financial statements include significant estimates for the value and the expected economic life of our intangible assets, the amount of our net operating losses available for income tax purposes, our share-based compensation, the value of our derivative financial instruments, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our consolidated financial statements include significant estimates for the expected economic life and value of our intangible assets, and the amount of our net operating losses, our share-based compensation, our financial instruments, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of our wholly owned foreign subsidiaries is their local currency. Assets and liabilities of our foreign subsidiaries are translated into United States dollars based on exchange rates at the end of the reporting period; income and expense items are translated at the weighted average exchange rates prevailing during the reporting period. Translation adjustments for subsidiaries that have not been sold, substantially liquidated or otherwise disposed of are accumulated in other comprehensive income (loss), a component of stockholders' equity. Transaction gains or losses are included in the determination of net loss.

Foreign Currency Translation

The functional currency of our wholly owned foreign subsidiaries is their local currency. Assets and liabilities of our foreign subsidiaries are translated into United States dollars based on exchange rates at the end of the reporting period. Income and expense items are translated at the weighted average exchange rates prevailing during the reporting period. Translation adjustments for subsidiaries that have not been sold, substantially liquidated or otherwise disposed of, are accumulated in other comprehensive income (loss), a component of stockholders' equity. Foreign currency translation adjustments are the sole component of accumulated other comprehensive income (loss) at December 31, 2012 and 2011. Transaction gains or (losses) are included in the determination of net income or loss, and were approximately ($0.01) million, ($0.1) million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In July 2012, we substantially liquidated our Canadian subsidiary, which we acquired in 2005. As a result, we realized approximately $1.2 million of income in our consolidated statement of operations, which represents the amount of previously recorded foreign currency translation adjustments related to our Canadian subsidiary.

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive loss includes the total of our net loss and all other changes in equity other than transactions with owners, which currently only includes changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries located outside of the United States are accounted for using the local currency as the functional currency.

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive loss includes the total of our net loss and all other changes in equity other than transactions with owners, including (i) changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries located outside of the United States are accounted for using the local currency as the functional currency, and (ii) unrealized gains and losses on short term available-for-sale investments.

Effective January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). As a result, the Company now presents comprehensive income (loss) in its consolidated financial statements as a single financial statement. The adoption of ASU 2011-05 did not affect the Company's consolidated results of operations, financial position, or liquidity.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents

Cash and cash equivalents are stated at market value. We consider all highly liquid investments with original maturities of three months or less to be cash equivalents.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are stated at market value. We consider all highly liquid investments with original maturities of three months or less to be cash equivalents. Interest income earned on cash and cash equivalents and short-term investments was approximately $0.02 million, $0.02 million and $0.01 million in 2012, 2011 and 2010, respectively.

As of December 31, 2011 and 2010 we had $0.1 million in restricted cash associated with a letter of credit to support our corporate credit card program. As of December 31, 2012, none of our cash was restricted.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk are primarily cash, restricted cash and cash equivalents, and billed and unbilled accounts receivable. We maintain our cash, restricted cash and cash equivalents in the form of money market accounts and overnight deposits with financial institutions that we believe are credit worthy. Because our billed and unbilled accounts receivable consist of amounts due from the U.S. federal government, management deems there to be minimal credit risk.

Revolving Line of Credit and Term Loan

Revolving Line of Credit and Term Loan

As discussed further in Note 6, we entered into a loan agreement with General Electric Capital Corporation ("GE Capital") in March 2012. As part of that agreement, we issued stock purchase warrants to GE Capital that expire in March 2022 (see Note 5). The fair value of the warrants was charged to additional paid-in-capital, resulting in a debt discount to the term loan at the date of issuance. The debt discount and the financing costs incurred in connection with the agreement are being amortized over the term of the loan using the effective interest method. The amortization of both the debt discount and deferred financing costs are included in interest expense in the unaudited condensed consolidated statements of operations.

Revolving Line of Credit and Term Loan

As discussed further in Note 6, we entered into a loan agreement with General Electric Capital Corporation ("GE Capital") in March 2012. As part of that agreement, we issued stock purchase warrants to GE Capital that expire in March 2022. The fair value of the warrants was charged to additional paid-in-capital, resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are being amortized over the term of the agreement using the effective interest method. The amortization of both the debt discount and deferred financing costs are included in interest expense in the consolidated statement of operations.

Significant Customers and Accounts Receivable

Significant Customers and Accounts Receivable

Our primary customers are the U.S. Department of Defense (the "DoD") - Chemical Biological Medical Systems ("CBMS"), and the Biomedical Advanced Research and Development Authority ("BARDA"). As of June 30, 2013 and December 31 2012, the Company's billed and unbilled receivable balances were comprised solely of receivables from CBMS and BARDA.

Significant Customers and Accounts Receivable

Our primary customers are the U.S. Department of Defense (the "DoD"), Chemical Biological Medical Systems ("CBMS"), the National Institute of Allergy and Infectious Diseases ("NIAID"), the Biomedical Advanced Research and Development Authority ("BARDA"), and the National Institute of Health ("NIH").

As of December 31, 2012 and 2011, the Company's trade receivable balances were comprised solely of receivables from these customers. Unbilled accounts receivable totaling $4.1 million and $3.0 million as of December 31, 2012 and 2011, respectively, relate to the contracts with these same customers.

Property and Equipment

Property and Equipment

Property and equipment consist of leasehold improvements, furniture and office equipment and computer and other equipment and are recorded at cost. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Leasehold improvements	8 - 10
Furniture and office equipment	5
Computer and other equipment	3 - 5

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment. We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of assets exceeds the fair value of the assets.

In the fourth quarter of 2010, we realized an impairment of certain assets associated with the closing of our Canadian operations upon the expiration of the Protexia® contract with the DoD. As a result we recognized an impairment charge of approximately $4.6 million which is included in depreciation and amortization expense in the accompanying 2010 consolidated statement of operations. The remaining assets consisting of land and buildings of approximately $1.0 million were reclassified as assets held for sale as of December 31, 2010, and subsequently sold in 2011.

Exit Activities

Exit Activities

In the fourth quarter 2011, we recognized a gain on the sale of assets of PharmAthene Canada of approximately $0.8 million, which is included in 2011 in the consolidated statement of operations. We substantially completed the liquidation of our Canadian subsidiary in July 2012 and at that time realized approximately $1.2 million of accumulated foreign currency translation adjustments, which is included in 2012, in the consolidated statement of operations and the consolidated statement of comprehensive loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of our short term financial instruments, which primarily include cash and cash equivalents, restricted cash, accounts receivable (billed and unbilled), other current assets, accounts payable, accrued and other liabilities, and short term debt, approximate their fair values due to their short maturities. The fair value of our long-term indebtedness is estimated based on the current rates offered to the Company for debt of the same remaining maturities. See Note 3 for further details.

Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of purchase price over the fair value of net identifiable assets associated with acquisitions. We review the recoverability of goodwill annually as of December 31 by comparing our market value (as measured by our stock price multiplied by the number of outstanding shares as of the end of the year) to the net book value of our equity. If our market value exceeds our net book value, no further analysis is required. Changes in our business strategy or adverse changes in market conditions could impact the impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value over its estimated fair value. We completed our last annual impairment assessment of goodwill as of December 31, 2012 and determined that there was no impairment as of that date.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net identifiable assets associated with acquisitions. We review the recoverability of goodwill by comparing our market value (as measured by our stock price multiplied by the number of outstanding shares as of the end of the year) to the net book value of our equity. If our market value exceeds our net book value, no further analysis is required. Changes in our business strategy or adverse changes in market conditions could impact the impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value over its estimated fair value. We completed our annual impairment assessment of goodwill on December 31, 2012 and determined that there was no impairment as of that date.

In 2010 we recognized an impairment charge of $0.8 million associated with our patents related to Protexia® as a result of our decision to shut down the Canadian operation upon the expiration of the Protexia® contract with the DoD. The impairment charge is included within depreciation and amortization in 2010, in our consolidated statement of operations.

Revenue Recognition

Revenue Recognition

We generate our revenue from different types of contractual arrangements: cost-plus-fee contracts, cost reimbursable grants and fixed price contracts.

Revenues on cost-plus-fee contracts are recognized in an amount equal to the costs incurred during the period plus an estimate of the applicable fee earned. The estimate of the applicable fee earned is determined by reference to the contract: if the contract defines the fee in terms of risk-based milestones and specifies the fees to be earned upon the completion of each milestone, then the fee is recognized when the related milestones are earned, as further described below; otherwise, we estimate the fee earned in a given period by using a proportional performance method based on costs incurred during the period as compared to total estimated project costs and application of the resulting fraction to the total project fee specified in the contract.

Under the milestone method of revenue recognition, substantive milestone payments (including milestone payments for fees) contained in research and development arrangements are recognized as revenue when: (i) the milestones are achieved; (ii) no further performance obligations with respect to the milestone exist; (iii) collection is reasonably assured; and (iv) substantive effort was necessary to achieve the milestone.

Milestones are considered substantive if all of the following conditions are met:

•	it is commensurate with either our performance to meet the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from our performance to achieve the milestone,
•	it relates solely to past performance,
•	the value of the milestone is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

If a milestone is deemed not to be substantive, the Company recognizes the portion of the milestone payment as revenue that correlates to work already performed; the remaining portion of the milestone payment is deferred and recognized as revenue as the Company completes its performance obligations.

Revenue on fixed price contracts (without substantive milestones as described above) is recognized on the percentage-of-completion method. The percentage-of-completion method recognizes income as the contract progresses (generally related to the costs incurred in providing the services required under the contract). The use of the percentage-of-completion method depends on the ability to make reasonable dependable estimates and the fact that circumstances may necessitate frequent revision of estimates does not indicate that the estimates are unreliable for the purpose for which they are used.

As a result of our revenue recognition policies and the billing provisions contained in our contracts, the timing of customer billings may differ from the timing of recognizing revenue. Amounts invoiced to customers in excess of revenue recognized are reflected on the balance sheet as deferred revenue. Amounts recognized as revenue in excess of amounts billed to customers are reflected on the balance sheet as unbilled accounts receivable.

We analyze each cost reimbursable grant to determine whether we should report such reimbursements as revenue or as an offset to our expenses incurred. For the three months ended June 30, 2012, we recorded approximately $0.4 million of costs reimbursed by the government as an offset to research and development expenses (no such reimbursements were recorded for the three months ended June 30, 2013). For the six months ended June 30, 2013 and 2012, we recorded approximately $0.02 million and $1.0 million, respectively, of costs reimbursed by the government as an offset to research and development expenses.

Revenue Recognition

We generate our revenue from different types of contractual arrangements: cost-plus-fee contracts, cost reimbursable grants and fixed price contracts.

Revenues on cost-plus-fee contracts are recognized in an amount equal to the costs incurred during the period plus an estimate of the applicable fee earned. The estimate of the applicable fee earned is determined by reference to the contract: if the contract defines the fee in terms of risk-based milestones and specifies the fees to be earned upon the completion of each milestone, then the fee is recognized when the related milestones are earned, as further described below; otherwise, we estimate the fee earned in a given period by using a proportional performance method based on costs incurred during the period as compared to total estimated project costs and application of the resulting fraction to the total project fee specified in the contract.

Under the milestone method of revenue recognition, milestone payments (including milestone payments for fees) contained in research and development arrangements are recognized as revenue when: (i) the milestones are achieved; (ii) no further performance obligations with respect to the milestone exist; (iii) collection is reasonably assured; and (iv) substantive effort was necessary to achieve the milestone.

Milestones are considered substantive if all of the following conditions are met:

•	it is commensurate with either our performance to meet the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from our performance to achieve the milestone,
•	it relates solely to past performance,
•	the value of the milestone is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

If a milestone is deemed not to be substantive, the Company recognizes the portion of the milestone payment as revenue that correlates to work already performed; the remaining portion of the milestone payment is deferred and recognized as revenue as the Company completes its performance obligations.

Revenue on fixed price contracts (without substantive milestones as described above) is recognized on the percentage-of-completion method. The percentage-of-completion method recognizes income as the contract progresses (generally related to the costs incurred in providing the services required under the contract). The use of the percentage-of-completion method depends on the ability to make reasonable dependable estimates and the fact that circumstances may necessitate frequent revision of estimates does not indicate that the estimates are unreliable for the purpose for which they are used.

As a result of our revenue recognition policies and the billing provisions contained in our contracts, the timing of customer billings may differ from the timing of recognizing revenue. Amounts invoiced to customers in excess of revenue recognized are reflected on the balance sheet as deferred revenue. We recorded approximately $1.4 million and $0.5 million as deferred revenue as of December 31, 2012 and 2011. Amounts recognized as revenue in excess of amounts billed to customers are reflected on the balance sheet as unbilled accounts receivable.

We analyze each cost reimbursable grant to determine whether we should report such reimbursements as revenue or as an offset to our expenses incurred. For the years ended December 31, 2012, 2011 and 2010, we recorded approximately $1.1 million, $0.7 million and $2.9 million, respectively, of costs reimbursed by the government as a reduction of research and development expenses. Included in the 2010 grants was approximately $0.9 million in therapeutic discovery tax grants, which was offset against research and development expense in 2010.

Collaborative Arrangement

Collaborative Arrangements

Even though most of our products are being developed in conjunction with support by the U.S. Government, we are an active participant in that development, with exposure to significant risks and rewards of commercialization relating to the development of these pipeline products. In collaborations where we are deemed to be the principal participant of the collaboration, we recognize costs and revenues generated from third parties using the gross basis of accounting; otherwise, we use the net basis of accounting.

Research and Development

Research and Development

Research and development costs are expensed as incurred; advance payments are deferred and expensed as performance occurs. Research and development costs include salaries, facilities expense, overhead expenses, material and supplies, preclinical expense, clinical trials and related clinical manufacturing expenses, share-based compensation expense, contract services and other outside services.

Share-Based Compensation

Share-Based Compensation

We expense the estimated fair value of share-based awards granted to employees under our stock compensation plans. The fair value of stock options is determined at the grant date using an option pricing model. We have estimated the fair value of each stock option award using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. The value of the award that is ultimately expected to vest is recognized as expense on a straight line basis over the employee's requisite service period.

The fair value of restricted stock grants is determined based on the closing price of our common stock on the award date and is recognized as expense ratably over the requisite service period.

Employee share-based compensation expense recognized in the three months and six months ended June 30, 2013 and 2012 was calculated based on awards ultimately expected to vest and has been reduced for estimated forfeitures at a rate of approximately 12%, based on historical forfeitures.

Share-based compensation expense for the three months ended June 30, 2013 and 2012 was:

	Three months ended June 30,
	2013	2012
Research and development	$73,859	$127,076
General and administrative	250,149	384,965
Total share-based compensation expense	$324,008	$512,041

During the three months ended June 30, 2013, we granted 145,000 options to employees and nonemployee directors and mad no restricted stock grants. During the three months ended June 30, 2012, we granted 185,000 options to employees and nonemployee directors and made no restricted stock grants.

Share-based compensation expense for the six months ended June 30, 2013 and 2012 was:

	Six months ended June 30,
	2013	2012
Research and development	$162,493	$244,143
General and administrative	490,096	816,562
Total share-based compensation expense	$652,589	$1,060,705

During the six months ended June 30, 2013, we granted 205,000 options to employees, nonemployee directors and consultants and made no restricted stock grants. During the six months ended June 30, 2012, we granted 200,948 options to employees and nonemployee directors and made no restricted stock grants.

At June 30, 2013, we had total unrecognized share-based compensation expense related to unvested awards of approximately $1.8 million, net of estimated forfeitures, which we expect to recognize as expense over a weighted-average period of 2.13 years.

Share-Based Compensation

We expense the estimated fair value of share-based awards granted to employees under our stock compensation plans. The fair value of stock options is determined at the grant date using an option pricing model. We have estimated the fair value of each stock option award using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. The value of the award that is ultimately expected to vest is recognized as expense on a straight line basis over the employee's requisite service period.

The fair value of restricted stock grants is determined based on the closing price of our common stock on the award date and is recognized as expense ratably over the requisite service period.

Employee share-based compensation expense in 2012, 2011 and 2010 is calculated based on awards ultimately expected to vest and is reduced for estimated forfeitures at a rate of 12%.

Share-based compensation expense for 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Research and development	$518,375	$754,554	$1,008,368
General and administrative	1,375,724	1,811,407	1,504,791
Total share-based compensation expense	$1,894,099	$2,565,961	$2,513,159

During 2012, we granted 852,139 options to employees and non-employee directors and made no restricted stock grants. At December 31, 2012, we had total unrecognized share-based compensation expense related to unvested awards of options and restricted shares of approximately $2.3 million, net of estimated forfeitures, which we expect to recognize as expense over a weighted-average period of 2.36 years.

During the years ended December 31, 2012, 2011 and 2010, we received $38,984, $118,309 and $56,208 from stock options exercised, respectively.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is "more likely than not" that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense.

Our provision for income taxes was $11,206 and $16,133 during the three months ended June 30, 2013 and 2012, respectively. The provision for income taxes was $20,949 and $166,538 during the six months ended June 30, 2013 and 2012, respectively. The provision for income taxes is a result of the difference between the treatment of goodwill for income tax purposes and for U.S. GAAP, resulting in a deferred tax liability which cannot be used to offset deferred tax assets. This deferred tax liability is included in our condensed consolidated balance sheet in other long-term liabilities.

Income Taxes

We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is "more likely than not" that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense. As of December 31, 2012 and 2011, we had recognized a full valuation allowance since the likelihood of realization of our tax deferred assets does not meet the more likely than not threshold.

For the year ended December 31, 2012, we incurred income tax expense of approximately $0.2 million relating exclusively to the generation of a deferred tax liability associated with the amortization of goodwill, which is included as a component of other long-term liabilities on our consolidated balance sheets. There was no income tax expense for the periods ended December 31, 2011 or 2010.

We file a U.S. federal income tax return as well as returns for various state and foreign jurisdictions. Our income taxes have not been examined by any tax jurisdiction since our inception. Uncertain tax positions taken on our tax returns are accounted for as liabilities for unrecognized tax benefits. We recognize interest and penalties, if any, related to unrecognized tax benefits in other income (expense) in the consolidated statements of operations.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Income (loss) per share:  Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. A total of approximately 11.7 million and 11.6 million potential dilutive securities have been excluded in the calculation of diluted net loss per share in the three and six months ended June 30, 2013 and 2012, respectively, because their inclusion would be anti-dilutive.

Basic and Diluted Net Loss Per Share

Income (loss) per share:  Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Approximately 11.9 million, 12.0 million and 10.7 million potential dilutive shares have been excluded in the calculation of diluted net loss per share in 2012, 2011 and 2010, respectively, because their inclusion would be anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We have evaluated all issued and unadopted Accounting Standards Updates and believe the adoption of these will not have a material impact on our results of operations, financial position, or cash flows.

Recent Accounting Pronouncements

Effective January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). As a result, the Company now presents comprehensive income (loss) in its consolidated financial statements as a single financial statement. The adoption of ASU 2011-05 did not affect the Company's consolidated results of operations, financial position, or liquidity.

Effective January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820) ("ASU 2011-04"), which contains amendments to achieve common fair value measurement and disclosures in U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 explains how to measure fair value for financial reporting. The guidance does not require fair value measurements in addition to those already required or permitted by other Topics. The adoption of ASU 2011-04 did not have any effect on the Company's condensed consolidated results of operations, financial position or liquidity.

Effective January 1, 2012, the Company adopted ASU 2011-08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08). Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then a second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in ASU 2011-08, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The adoption of ASU 2011-08 did not have a material effect on our results of operations, financial position or cash flows.

In, February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoptions of ASU 2013-02 will not have a material effect on the Company's results of operation, financial position or cash flows.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Estimated Useful Life of Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Leasehold improvements	8 - 10
Furniture and office equipment	5
Computer and other equipment	3 - 5

Schedule of Share-based Compensation Expense

Share-based compensation expense for the three months ended June 30, 2013 and 2012 was:

	Three months ended June 30,
	2013	2012
Research and development	$73,859	$127,076
General and administrative	250,149	384,965
Total share-based compensation expense	$324,008	$512,041

Share-based compensation expense for the six months ended June 30, 2013 and 2012 was:

	Six months ended June 30,
	2013	2012
Research and development	$162,493	$244,143
General and administrative	490,096	816,562
Total share-based compensation expense	$652,589	$1,060,705

Share-based compensation expense for 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Research and development	$518,375	$754,554	$1,008,368
General and administrative	1,375,724	1,811,407	1,504,791
Total share-based compensation expense	$1,894,099	$2,565,961	$2,513,159

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Liabilities Measured at Fair Value

The following table represents the Company's fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis:

	As of June 30, 2013
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,848,566	$1,848,566

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivative instruments	$-	$-	$1,295,613	$1,295,613

	As of December 31, 2012
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,295,613	$1,295,613

	As of December 31, 2011
	Level 1	Level 2	Level 3	Balance
Liabilities
Derivatives instruments	$-	$-	$1,886,652	$1,886,652

Summary of Changes in Fair Value of Level 3 Liabilities

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2013:

Description	Balance as of December 31, 2012	Unrealized Losses	Balance as of June 30, 2013
Derivative liabilities related to stock purchase warrants	$1,295,613	$552,953	$1,848,566

The following table sets forth a summary of changes in the fair value of the Company's Level 3 liabilities for the six months ended June 30, 2012:

Description	Balance as of December 31, 2011	Unrealized Losses	Balance as of June 30, 2012
Derivative liabilities related to stock purchase warrants	$1,886,652	$167,853	$2,054,505

The following table sets forth a summary of changes in the fair value of our Level 3 liabilities for the years ended December 31, 2012, 2011 and 2010:

Description	Balance as of December 31, 2011	New Liabilities	Unrealized (Gains)	Balance as of December 31, 2012
Stock purchase warrants	$1,886,652	-	$(591,039)	$1,295,613

Description	Balance as of December 31, 2010	New Liabilities 2011	Unrealized (Gains)	Balance as of December 31, 2011
Stock purchase warrants	$8,362,995	$668,640	$(7,144,983)	$1,886,652

Description	Balance as of December 31, 2009	New Liabilities 2010	Unrealized Losses	Balance as of December 31, 2010
Stock purchase warrants	$835,299	$2,070,146	$5,457,550	$8,362,995

Schedule of Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 6/30/2013	Valuation Technique	Unobservable Inputs
$1,848,566	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

Quantitative Information about Level 3 Fair Value Measurements
Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs
$1,295,613	Black-Scholes option pricing model	Expected term
Expected dividends
Anticipated volatility

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2012	2011
Leasehold improvements	$758,126	$758,126
Furniture and office equipment	234,018	234,018
Computer and other equipment	1,397,012	1,409,580
	2,389,156	2,401,724
Less accumulated depreciation	(1,905,180)	(1,613,058)
Property and equipment, net	$483,976	$788,666

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2012	2011
Accrued development expenses	$1,716,557	$1,479,105
Accrued professional services	365,680	423,756
Accrued employee payroll and related expenses	189,746	752,469
Other	56,894	-
Accrued expenses and other liabilities	$2,328,877	$2,655,330

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt [Abstract]
Principal Payments On The Term Loan	Remaining principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$499,998
2014	999,996
2015	750,007
$2,250,001
Principal payments on the term loan are scheduled as follows:

Year	Principal Payments
2013	$749,997
2014	999,996
2015	750,007
$2,500,000

Term Loan, Net of Debt Discount

The term loan, net of a debt discount of $32,214, is recorded on our unaudited condensed consolidated balance sheet as follows:

Current portion of long-term debt	$999,996
Long-term debt, less current portion	$1,217,791
The term loan is recorded on the 2012 consolidated balance sheet, net of debt discount, as follows:

Current portion of long-term debt	$749,997
Long-term debt, less current portion	$1,704,108

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Remaining Annual Minimum Lease Payments	Remaining annual minimum payments for these two leases are as follows:

Year	Lease Payments
2013	$809,400
2014	$797,700
2015	$821,600
2016	$846,200
2017	$356,900

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stock Option Activity

The following tables summarize the activity of the 2007 Plan for options:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Options
Outstanding January 1, 2010	4,913,366	$3.88	8.1
Granted	2,722,131	2.50
Exercised	(22,316)	2.56
Forfeited	(2,273,768)	3.89
Outstanding, December 31, 2010	5,339,413	$3.18	8.3
Granted	1,934,566	1.71
Exercised	(44,464)	2.66
Forfeited	(936,533)	3.07
Outstanding, December 31, 2011	6,292,982	$2.74	8.0
Granted	852,139	1.22
Exercised	(31,474)	1.24
Forfeited	(888,035)	2.91
Outstanding, December 31, 2012	6,225,612	$2.52	7.4

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Exercisable, December 31, 2012	4,044,636	$2.86	6.6
Vested and expected to vest, December 31, 2012	5,963,894	$2.55	7.3

Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
December 31,
	2012	2011	2010
Weighted-average volatility	86%	83%	87%
Risk-free rate	0.79% - 1.18%	0.79% - 2.79%	0.28% - 3.2%
Expected annual dividend yield	-	-	-
Expected weighted-average life, in years	5.9	5.9	6.0

Restricted Stock Activity

The following table summarizes the activity of the 2007 plan for restricted shares:

	Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
Restricted Shares
Outstanding January 1, 2010	305,316	$3.36	$598,419
Granted	35,000	2.67
Vested	(101,899)	3.29
Forfeited	(127,286)	3.95
Outstanding, December 31, 2010	111,131	$2.92	$470,084
Granted	145,000	1.43
Vested	(123,066)	2.59
Forfeited	(9,168)	2.46
Outstanding, December 31, 2011	123,897	$1.53	$157,349
Granted	-	-
Vested	(110,564)	1.53
Forfeited	-	-
Outstanding, December 31, 2012	13,333	$1.59	$14,933

Warrants Outstanding Table

At June 30, 2013 and 2012 there were warrants outstanding to purchase 5,620,128 shares of our common stock, respectively. The warrants outstanding as of June 30, 2013 and 2012 were as follows:

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07/Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09/Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09/Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10/Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10/Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11/Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12/Mar-12	$1.61	Mar-22
5,620,128

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07/Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09/Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09/Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10/Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10/Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11/Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12/Mar-12	$1.61	Mar-22
5,620,128

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)

The actual income tax provision differs from the expected income tax provision computed at the federal statutory rate as follows:

	December 31,
	2012	2011	2010
Statutory federal tax benefit	$(1,604,648)	$(1,291,175)	$(11,848,754)
State income tax, net of federal benefit	(19,918)	(232,489)	(1,284,265)
Other permanent differences	4,975	22,101	607,981
Foreign rate differential	(80,292)	(50,173)	2,492,478
Rate change	388,656	-	-
Lobbying costs	122,204	-	-
Write-off of expired/forfeited options and conversion of notes	193,605	391,826	3,071,189
Canada transfer pricing and expiring attributes	-	(8,965,832)	-
Expiration (reversal of expiration) of net operating losses	-	(4,745,271)	5,053,927
Other	1,393,366	732,322	309,840
Subtotal	397,948	(14,138,691)	(1,597,604)
Decrease (increase) in valuation allowance	(202,451)	14,138,691	1,597,604
Income tax expense	$195,497	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Our net deferred tax assets consisted of the following:

	December 31,
	2012	2011
Net operating loss carry forwards	$58,334,073	$62,873,360
Fixed assets/intangibles	114,826	49,389
Research and development credits/loss carry forwards	3,278,995	3,291,651
Stock based compensation	3,047,573	2,611,770
Accrued expenses and other	2,789,776	1,368,036
Total deferred tax assets	67,565,243	70,194,206
Deferred tax liabilities:
Intercompany bad debt	(3,978,944)	(6,209,959)
Total deferred tax liabilities	(3,978,944)	(6,209,959)
Net deferred tax assets	63,586,299	63,984,247
Less: valuation allowance	(63,781,796)	(63,984,247)
Net deferred tax assets	$(195,497)	$-

Supplemental Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information (Unaudited)[Abstract]
Quarterly Financial Information

Quarterly financial information for the years ended December 31, 2012 and 2011 is presented in the following tables:

	Three months ended
	March 31,	June 30,	September 30,	December 31,
Fiscal year 2012
Revenue	$6,149,052	$6,316,998	$6,696,126	$6,013,711
Loss from operations	(1,590,696)	(1,458,204)	(1,790,377)	(1,427,113)
Net loss	(2,679,888)	(756,543)	(213,936)	(1,269,748)
Net loss per share, basic	(0.06)	(0.02)	0.00	(0.03)
Net loss per share, diluted	(0.06)	(0.02)	0.00	(0.03)
Fiscal year 2011
Revenue	$6,337,722	$6,428,840	$5,260,057	$6,239,655
Loss from operations	(4,539,935)	(3,081,320)	(3,021,914)	(1,082,562)
Net (loss) income	(2,075,657)	(2,437,613)	(33,496)	749,193
Net (loss) income per share, basic	(0.04)	(0.05)	0.00	0.02
Net (loss) income per share, diluted	(0.04)	(0.05)	0.00	0.02

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member] Liquidity Arrangements [Member]	Dec. 31, 2012 Line of Credit [Member]	Mar. 30, 2012 Line of Credit [Member]
Significant Accounting Policies [Line Items]
Line of credit facility, maximum borrowing capacity										$ 5,000,000
Line of credit facility borrowing capacity, qualified billed accounts receivable, percent									85.00%
Line of credit facility borrowing capacity, qualified unbilled accounts receivable, percent									80.00%
Cash liquidity maturity period								3 months
Number of operating segment					1
Transaction gains or (losses)					(10,000)	(100,000)	100,000
Interest income	1,656	4,819	2,439	7,807	17,808	16,660	6,955
Restricted cash associated with a letter of credit						100,000	100,000
Accounts receivable, reclassified as prepaid expenses and other current assets						500,000	600,000
Realization of cumulative translation adjustment included in net loss					(1,227,656)
Share-based compensation forfeitures rate	12.00%	12.00%	12.00%	12.00%	12.00%
Stock options granted	145,000	185,000	205,000	200,948
Unrecognized share-based compensation expense related to unvested awards	1,800,000		1,800,000		2,300,000
Weighted average period over which unrecognized compensation is to be recognized			2 years 1 month 17 days		2 years 4 months 10 days
Unbilled accounts receivable	3,694,631		3,694,631		4,114,442	3,021,208
Impairment charges							4,635,489
Assets Held-for-sale, consisting of land and buildings							1,000,000
Gain on sale of assets held for sale						781,760
Impairment of Intangible Assets, Finite-lived							800,000
Deferred revenue	508,175		508,175		1,381,755	514,312
Costs reimbursed by the government as a reduction of research and development expenses		400,000	20,000	1,000,000	1,100,000	700,000	2,900,000
Therapeutic discovery tax grants, offset against research and development expense							900,000
Anti-dilutive securities excluded from computation of earnings per share	11,700,000	11,600,000	11,700,000	11,600,000	11,900,000	12,000,000	10,700,000
Provision for income taxes	$ 11,206	$ 16,133	$ 20,949	$ 166,538	$ 195,497

Summary of Significant Accounting Policies (Property and Equipment Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	8 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	10 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	5 years
Computer and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years
Computer and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	5 years

Summary of Significant Accounting Policies (Schedule of Share-based Compensation Expense) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 324,008	$ 512,041	$ 652,589	$ 1,060,705	$ 1,894,099	$ 2,565,961	$ 2,513,159
Shares, Granted					852,139	1,934,566	2,722,131
Unrecognized share-based compensation expense related to unvested awards	1,800,000		1,800,000		2,300,000
Weighted average period over which unrecognized compensation is to be recognized			2 years 1 month 17 days		2 years 4 months 10 days
Proceeds from stock options exercised					38,984	118,309	56,208
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	73,859	127,076	162,493	244,143	518,375	754,554	1,008,368
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expense	$ 250,149	$ 384,965	$ 490,096	$ 816,562	$ 1,375,724	$ 1,811,407	$ 1,504,791

Fair Value Measurements (Schedule of Liabilities Measured at Fair Value) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	$ 1,848,566	$ 1,295,613
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	1,848,566	1,295,613	1,886,652
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives		$ 1,295,613	$ 1,886,652

Fair Value Measurements (Summary of Changes in Fair Value of Level 3 Liabilities) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance			$ 1,295,613
Change in fair value of derivative instruments	(352,824)	(823,809)	552,953	167,853	(591,039)	(7,144,983)	5,457,550
Ending Balance	1,848,566		1,848,566		1,295,613
Level 3 [Member] | Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance			1,295,613	1,886,652	1,886,652	8,362,995	835,299
New Liabilities						668,640	2,070,146
Change in fair value of derivative instruments			552,953	167,853	(591,039)	(7,144,983)	5,457,550
Ending Balance	$ 1,848,566	$ 2,054,505	$ 1,848,566	$ 2,054,505	$ 1,295,613	$ 1,886,652	$ 8,362,995

Fair Value Measurements (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Derivative Liabilities [Member]	Jun. 30, 2012 Derivative Liabilities [Member]	Jun. 30, 2013 Level 3 [Member] Warrants [Member]	Jun. 30, 2012 Level 3 [Member] Warrants [Member]	Dec. 31, 2012 Level 3 [Member] Warrants [Member]	Dec. 31, 2011 Level 3 [Member] Warrants [Member]	Dec. 31, 2010 Level 3 [Member] Warrants [Member]	Dec. 31, 2012 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Dec. 31, 2011 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Dec. 31, 2010 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Jun. 28, 2013 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]	Jun. 29, 2012 Level 3 [Member] Warrants [Member] Derivative Liabilities [Member]
Fair Value Measurements [Line Items]
Warrants to purchase common stock								2,899,991	2,899,991						2,899,991	2,899,991
Change in fair value of derivative instruments	$ (352,824)	$ (823,809)	$ 552,953	$ 167,853	$ (591,039)	$ (7,144,983)	$ 5,457,550			$ 552,953	$ 167,853	$ (591,039)	$ (7,144,983)	$ 5,457,550	$ (591,039)	$ (7,144,983)	$ 5,457,550
Closing stock price, per share															$ 1.12	$ 1.27	$ 4.23	$ 1.59	$ 1.39
Long-term debt, carrying value					2,500,000
Long-term debt, fair value					$ 2,500,000

Fair Value Measurements (Schedule of Quantitative Information about Level 3 Fair Value Measurements) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Derivatives	$ 1,848,566	$ 1,295,613

Property and Equipment (Schedule of Property and Equipment) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment					$ 2,389,156	$ 2,401,724
Less accumulated depreciation					(1,905,180)	(1,613,058)
Property, Plant and Equipment, Net, Total	460,101		460,101		483,976	788,666
Other Depreciation and Amortization	41,854	76,448	94,456	162,358	303,916	461,073	5,655,865
Impairment charge associated with the closing of the Canadian operation							3,800,000
Impairment charge associated with Patents related to Protexia							800,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment					758,126	758,126
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment					234,018	234,018
Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment					$ 1,397,012	$ 1,409,580

Accrued Expenses and Other Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Accrued development expenses		$ 1,716,557	$ 1,479,105
Accrued professional services		365,680	423,756
Accrued employee payroll and related expenses		189,746	752,469
Other		56,894
Accrued expenses and other liabilities	$ 2,053,522	$ 2,328,877	$ 2,655,330

Debt (Term Loan and Revolving Line of Credit) (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2010	Jul. 31, 2009	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Mar. 30, 2012 Line of Credit [Member]	Mar. 31, 2012 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member]	Jun. 30, 2013 Loans Payable [Member]	Mar. 30, 2012 Loans Payable [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 5,000,000
Current borrowing capacity											3,200,000	2,900,000
Line of Credit Facility, Amount Outstanding											1,200,000	1,300,000
Term loan, payment terms

Payments on the term loan were originally interest-only for the first 10 months, which has since been extended to 12 months pursuant to terms of the agreement. Subsequently, the term loan will fully amortize over its remaining term

Line of credit borrowing capacity description

Under the terms of the revolving line of credit, the Company may draw down from the revolving line of credit up to 85% of qualified billed accounts receivable and 80% of qualified unbilled accounts receivable.

Term loan and line of credit, maturity date												2015-09
Line of credit facility borrowing capacity, qualified billed accounts receivable, percent												85.00%
Line of credit facility borrowing capacity, qualified unbilled accounts receivable, percent												80.00%
Fixed interest rate															10.14%
Adjustable interest rate, reference rate, floor percentage 1.5%											1.50%	1.50%
Loan payable, interest rate spread											5.00%	5.00%
Incremental borrowing rate used to calculate discount											6.50%	6.50%
2013															749,997	499,998
2014															999,996	999,996
2015															750,007	750,007
Total						2,500,000									2,500,000	2,250,001	2,500,000
Prepayment premium, if paid within the first two years of the term loan, percent															3.00%
Prepayment premium, if paid after the first two years of the term loan, percent															2.00%
Final payment fee payable on term loan balance, percent															3.00%
Warrants issued to purchase common stock, in connection to loan agreement															46,584
Warrant exercise price								3.5	1.63	1.89					1.61
Stock issued of convertible notes and stock purchase warrants, Value		19,300,000
Conversion of July 2009 Convertible Debt	17,000,000		4,800,000	21,830,337
Conversion of July 2009 Convertible Debt (in shares)	6,700,000		1,900,000
Debt conversion, price per share			$ 2.54	$ 2.54
Early Conversion offer expense			1,100,000
Convertible note payable, cash paid			11,000	11,000
Interest expense related to convertible notes				5,800,000
Current portion of long term debt					999,996	749,997
Long term debt, less current portion					1,217,791	1,704,108
Long-term borrowings						2,500,000
Debt discount											$ 32,214

Financing Transactions (Controlled Equity Offering) (Details) (USD $)	1 Months Ended				6 Months Ended		1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Equity Offering [Member]	Jun. 30, 2013 Equity Offering [Member]	Jul. 31, 2013 Equity Offering [Member]	Mar. 25, 2013 Equity Offering [Member]
Equity Offering [Line Items]
The maximum value of common stock issuable under the controlled equity offering arrangement										$ 15,000,000
Commission owed to sales agent, expressed as percentage of aggregate gross proceeds from each sale of share of common stock										3.00%
Equity offering, issuance costs		400,000	145,000	140,000				304,000
Proceeds from issuance of common stock, net of issuance costs	5,100,000				3,810,403	38,983	500,000		4,200,000
Number of shares sold	1,857,143	4,945,000	2,785,714	1,666,668				2,777,336
Amount remaining available under controlled equity offering arrangement								$ 10,400,000

Commitments and Contingencies (Narrative) (Details) (USD $)	3 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Initial Maximum Maintenance Failure Obligation	Jun. 30, 2013 Initial Maximum Maintenance Failure Obligation	Dec. 31, 2012 Every 30 days until failure is cured	Jun. 30, 2013 Every 30 days until failure is cured	Sep. 30, 2011 PharmAthene [Member]	Sep. 30, 2011 PharmAthene [Member] Maximum
Commitments and Contingencies [Line Items]
SIGA breach of contractual obligation awarded, percentage of net profits						50.00%
SIGA breach of contractual obligation award period following initial commercial sale							10 years
SIGA net profits (as defined in courts final judgement) before distribution for breach of contract						$ 40,000,000
Awarded 1/3 reasonable attorney's fees and expert witness fees, plus interest.						2,400,000
Percentage of aggregate principal amount of convertible Notes		1.00%	1.00%	1.00%	1.00%
Aggregate principal amount of obligation		200,000	200,000	200,000	200,000
Proceeds from Legal Settlements	$ 500,000

Commitments and Contingencies (Schedule of Future Lease Payments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
2013	$ 809,400
2014	797,700
2015	821,600
2016	846,200
2017	356,900
Rent expenses	$ 800,000	$ 800,000	$ 1,000,000

Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended				6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 2007 Long Term Incentive Plan	Dec. 31, 2012 2007 Long Term Incentive Plan	Dec. 31, 2008 2007 Long Term Incentive Plan	Dec. 31, 2007 2007 Long Term Incentive Plan
Stockholders Equity [Line Items]
Common stock reserved												4,600,000	3,500,000
Number of shares sold	1,857,143	4,945,000	2,785,714	1,666,668
Common stock, price per share	$ 3.5	$ 3.5	$ 1.4	$ 1.5
Options award term, maximum										10 years		10 years
Unrecognized share-based compensation expense related to unvested awards					$ 1,800,000		$ 2,300,000				$ 2,200,000
Weighted average period over which unrecognized compensation is to be recognized					2 years 1 month 17 days		2 years 4 months 10 days				2 years 4 months 13 days
Shares approved for issuance										9,300,000	8,200,000
Shares available to be issued										2,500,000	1,300,000
Number of Common Shares Underlying Warrants	371,423		1,323,214	500,000	5,620,128	5,620,128	5,620,128	5,573,544	5,202,121
Warrant exercise price	3.5		1.63	1.89
Gross proceeds generated from public offering	6,500,000	17,300,000	3,900,000	2,500,000
Proceeds from issuance of common stock, net of issuance costs	5,100,000				3,810,403	38,983
Proceeds from derivative instruments	700,000
Placement fees in connection to common stock transaction		1,000,000	260,000	175,000
Issuance of common stock, issuance costs		400,000	145,000	140,000
Exercisable Date			Jan 23, 2011	Oct 13, 2010
Weighted average fair value of stock options granted							$ 0.86	$ 1.17	$ 1.88
Aggregate intrinsic value of options exercised							9,067	34,935	29,319
Fair value of options vested							$ 2,071,649	$ 2,259,625	$ 2,300,053

Stockholders' Equity (Schedule of Stock Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding beginning balance	6,292,982	5,339,413	4,913,366
Shares, Granted	852,139	1,934,566	2,722,131
Shares, Exercised	(31,474)	(44,464)	(22,316)
Shares, Forfeited	(888,035)	(936,533)	(2,273,768)
Shares, Outstanding ending balance	6,225,612	6,292,982	5,339,413	4,913,366
Shares, Exercisable	4,044,636
Shares, Vested and expected to vest	5,963,894
Weighted-Average Exercise Price, Outstanding beginning balance	$ 2.74	$ 3.18	$ 3.88
Weighted-Average Exercise Price, Granted	$ 1.22	$ 1.71	$ 2.5
Weighted-Average Exercise Price, Exercised	$ 1.24	$ 2.66	$ 2.56
Weighted-Average Exercise Price, Forfeited	$ 2.91	$ 3.07	$ 3.89
Weighted-Average Exercise Price, Outstanding ending balance	$ 2.52	$ 2.74	$ 3.18	$ 3.88
Weighted-Average Exercise Price, Exercisable	$ 2.86
Weighted-Average Exercise Price, Vested and expected to vest	$ 2.55
Weighted-Average Remaining Contractual Term, Outstanding	7 years 4 months 24 days	8 years	8 years 3 months 18 days	8 years 1 month 6 days
Weighted-Average Remaining Contractual Term, Exercisable	6 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	7 years 3 months 18 days

Stockholders' Equity (Schedule of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average volatility	86.00%	83.00%	87.00%
Risk-free interest rate, minimum	0.79%	0.79%	0.28%
Risk-free interest rate, maximum	1.18%	2.79%	3.20%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected weighted-average life, in years	5 years 10 months 24 days	5 years 10 months 24 days	6 years
Annual dividends	$ 0
Weighted Average Volatility Calculation	50.00%

Stockholders' Equity (Schedule of Restricted Stock) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Outstanding, beginning balance			123,897	111,131	305,316
Restricted Shares,Granted				145,000	35,000
Restricted Shares, Vested			(110,564)	(123,066)	(101,899)
Restricted Shares, Forfeited				(9,168)	(127,286)
Restricted Shares, Outstanding, ending balance			13,333	123,897	111,131
Restricted Shares, Weighted-Average Grant Date Fair Value, Outstanding, beginning balance			$ 1.53	$ 2.92	$ 3.36
Restricted Shares, Weighted-Average Grant Date Fair Value, Granted			$ 0	$ 1.43	$ 2.67
Restricted Shares, Weighted-Average Grant Date Fair Value, Vested			$ 1.53	$ 2.59	$ 3.29
Restricted Shares, Weighted-Average Grant Date Fair Value, Forfeited			$ 0	$ 2.46	$ 3.95
Restricted Shares, Weighted-Average Grant Date Fair Value, Outstanding, ending balance			$ 1.59	$ 1.53	$ 2.92
Restricted Shares, Aggregate Intrinsic Value, Outstanding			$ 14,933	$ 157,349	$ 470,084	$ 598,419
Unrecognized share-based compensation expense related to unvested awards expected to be recognized in the period	2 years 1 month 17 days	2 years 4 months 10 days

Stockholders' Equity (Schedule of Warrants Activity) (Details)	1 Months Ended								6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended
	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2013 3.97 [Member]		Jun. 30, 2012 3.97 [Member]		Dec. 31, 2012 3.97 [Member]	Jun. 30, 2013 3.00 [Member]		Jun. 30, 2012 3.00 [Member]		Dec. 31, 2012 3.00 [Member]	Jun. 30, 2013 2.50 [Member]		Jun. 30, 2012 2.50 [Member]		Dec. 31, 2012 2.50 [Member]	Jun. 30, 2013 1.89 [Member]		Jun. 30, 2012 1.89 [Member]		Dec. 31, 2012 1.89 [Member]	Jun. 30, 2013 1.63 [Member]		Jun. 30, 2012 1.63 [Member]		Dec. 31, 2012 1.63 [Member]	Jun. 30, 2013 3.50 [Member]		Jun. 30, 2012 3.50 [Member]		Dec. 31, 2012 3.50 [Member]	Jun. 30, 2013 1.61 [Member]		Jun. 30, 2012 1.61 [Member]		Dec. 31, 2012 1.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Common Shares Underlying Warrants	1,323,214	500,000	5,620,128	5,620,128	5,620,128	5,573,544	371,423	5,202,121	100,778	[1]	100,778	[1]	100,778 [1]	705,354	[2]	705,354	[2]	705,354 [2]	2,572,775	[1]	2,572,775	[1]	2,572,775 [1]	500,000	[2]	500,000	[2]	500,000 [2]	1,323,214	[2]	1,323,214	[2]	1,323,214 [2]	371,423	[2]	371,423	[2]	371,423 [2]	46,584	[1]	46,584	[1]	46,584
Warrants, Exercise price	1.63	1.89					3.5		3.97		3.97		3.97	3		3		3	2.5		2.5		2.5	1.89		1.89		1.89	1.63		1.63		1.63	3.5		3.5		3.5	1.61		1.61		1.61
Warrants outstanding, not exercisable								1,323,214
Issue date									Mar 1, 2007		Mar 1, 2007		Mar 1, 2007	Mar 1, 2009		Mar 1, 2009		Mar 1, 2009	Jul 1, 2009		Jul 1, 2009		Jul 1, 2009	Apr 1, 2010		Apr 1, 2010		Apr 1, 2010	Jul 1, 2010		Jul 1, 2010		Jul 1, 2010	Jun 1, 2011		Jun 1, 2011		Jun 1, 2011	Mar 1, 2012		Mar 1, 2012		Mar 1, 2012
Exercisable Date	Jan 23, 2011	Oct 13, 2010							Mar 1, 2007		Mar 1, 2007		Mar 1, 2007	Sep 1, 2009		Sep 1, 2009		Sep 1, 2009	Jan 1, 2010		Jan 1, 2009		Jan 1, 2010	Oct 1, 2010		Oct 1, 2010		Oct 1, 2010	Jan 1, 2011		Jan 1, 2011		Jan 1, 2011	Jun 1, 2011		Jun 1, 2011		Jun 1, 2011	Mar 1, 2012		Mar 1, 2012		Mar 1, 2012
Expiration date									Mar 31, 2017		Mar 31, 2017		Mar 31, 2017	Sep 30, 2014		Sep 30, 2014		Sep 30, 2014	Jan 31, 2015		Jan 31, 2015		Oct 31, 2015	Oct 31, 2015		Oct 31, 2015		Oct 31, 2015	Jan 31, 2017		Jan 31, 2017		Jan 31, 2017	Jun 30, 2016		Jun 30, 2016		Jun 30, 2016	Mar 31, 2022		Mar 31, 2022		Mar 31, 2022

[1]	These warrants to purchase common stock are classified as equity.
[2]	Because of the presence of net settlement provisions, these warrants to purchase common stock are classified as derivative liabilities. The fair value of these liabilities (see Note 3) is remeasured at the end of every reporting period and the change in fair value is reported in the unaudited condensed consolidated statements of operations as other income (expense).

Income Taxes (Schedule of Income Tax Provision) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statutory federal tax benefit					$ (1,604,648)	$ (1,291,175)	$ (11,848,754)
State income tax, net of federal benefit					(19,918)	(232,489)	(1,284,265)
Other permanent differences					4,975	22,101	607,981
Foreign rate differential					(80,292)	(50,173)	2,492,478
Rate change					388,656
Lobbying costs					122,204
Write-off of expired/forfeited options and conversion of notes					193,605	391,826	3,071,189
Canada transfer pricing and expiring attributes						(8,965,832)
Expiration (reversal of expiration) of net operating losses						(4,745,271)	5,053,927
Other					1,393,366	732,322	309,840
Subtotal					397,948	(14,138,691)	(1,597,604)
Decrease (increase) in valuation allowance					(202,451)	14,138,691	1,597,604
Income tax expense	$ 11,206	$ 16,133	$ 20,949	$ 166,538	$ 195,497

Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 58,334,073	$ 62,873,360
Fixed assets/intangibles	114,826	49,389
Research and development credits/loss carry forwards	3,278,995	3,291,651
Stock based compensation	3,047,573	2,611,770
Accrued expenses and other	2,789,776	1,368,036
Total deferred tax assets	67,565,243	70,194,206
Deferred tax liabilities:
Intercompany bad debt	(3,978,944)	(6,209,959)
Total deferred tax liabilities	(3,978,944)	(6,209,959)
Net deferred tax assets	63,586,299	63,984,247
Less: valuation allowance	(63,781,796)	(63,984,247)
Net deferred tax assets	$ (195,497)

Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Unites States [Member]	Dec. 31, 2012 Canada [Member]	Dec. 31, 2012 Quebec Provincial [Member]	Dec. 31, 2012 United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards			$ 134,300,000	$ 3,600,000	$ 3,600,000	$ 19,600,000
Beginning year of expiration of operating loss carry forwards			2021	2030	2030
Deferred Tax Assets, Net	$ (195,497)

Supplemental Financial Information (Unaudited) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fiscal year 2012/2011
Revenue	$ 4,295,400	$ 6,013,711	$ 6,696,126	$ 6,316,998	$ 6,149,052	$ 6,239,655	$ 5,260,057	$ 6,428,840	$ 6,337,722	$ 10,770,538	$ 12,466,050	$ 25,175,887	$ 24,266,274	$ 20,993,605
Operating Income (Loss)	(1,481,729)	(1,427,113)	(1,790,377)	(1,458,204)	(1,590,696)	(1,082,562)	(3,021,914)	(3,081,320)	(4,539,935)	(2,572,463)	(3,048,900)	(6,266,390)	(11,725,731)	(23,553,557)
Net (loss) income	$ (1,236,372)	$ (1,269,748)	$ (213,936)	$ (756,543)	$ (2,679,888)	$ 749,193	$ (33,496)	$ (2,437,613)	$ (2,075,657)	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Net (loss) income per share, basic		$ (0.03)	$ 0		$ (0.06)	$ 0.02	$ 0	$ (0.05)	$ (0.04)
Net (loss) income per share, diluted		$ (0.03)	$ 0		$ (0.06)	$ 0.02	$ 0	$ (0.05)	$ (0.04)

Subsequent Events (Details) (USD $)	1 Months Ended				6 Months Ended		1 Months Ended	6 Months Ended	7 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended														6 Months Ended	7 Months Ended
	Jun. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Equity Offering [Member]	Jun. 30, 2013 Equity Offering [Member]	Jul. 31, 2013 Equity Offering [Member]	Aug. 07, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Contingent On Merger Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Superior Proposal Termination Contingency [Member]	Jul. 31, 2013 Subsequent Event [Member] Transaction Event Termination Contingency [Member]	Jul. 31, 2013 Subsequent Event [Member] Theraclone [Member] Contingent On Merger Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene [Member] Contingent On Merger Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene [Member] Maximum [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member] Lock-up Scenario One [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member] Lock-up Scenario Two [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member] Lock-up Scenario Three [Member]	Jul. 31, 2013 Subsequent Event [Member] Theraclone Voting Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene Voting Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Offering [Member]	Jun. 30, 2013 Subsequent Event [Member] Equity Offering [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Offering [Member]
Subsequent Event [Line Items]
Percentage of merger consideration issuable to the stockholders											5.00%						5.00%
Number of shares sold	1,857,143	4,945,000	2,785,714	1,666,668				2,777,336				1,105,837															2,777,336
Amount remaining available under controlled equity offering arrangement								$ 10,400,000		$ 8,600,000																	$ 10,400,000
Proceeds from issuance of common stock, net of issuance costs	5,100,000				3,810,403	38,983	500,000		4,200,000	1,700,000																500,000		4,200,000
Percentage of interests in fully dilutive equity following the consumation of the merger													50.00%
Break up fee														3,500,000	4,500,000
Aggregate amount of contingent indemnification claims, minimum																	1,000,000
Percentage of outstanding shares owned																									7.50%
Stockholders aggregate approximate percentage of outstanding shares																								75.00%
Stockholders' aggregate approximate percentage of outstanding shares held in Theraclone																				75.00%
Merger agreement, percentage of board approval to remove CEO											66.66%
Preferred stock, conversion basis																								1:1
Minimum percentage of outstanding shares owned of Theraclone's capital stock																				5.00%
Stock acquired percentage allowablefor sale																					33.00%	66.00%	100.00%
Maximum exercise of appraisal rights percentage allowed of PharmAthene's stockholders, completion of merger condition											5.00%
Merger agreement outside termination date extension											60 days
Maximum period of time after substantive decision rendered board may deem merger unequal											20 days
Committed capital, completion of merger condition											8,000,000
Merger agreement, not to exceed amount for reimbursement of expenses to Theraclone.																			$ 1,000,000
Threshold price per share qualifying as fully diluted equity											$ 2.5
Number of members on board of directors													9			4		5
Threshold percentage of capital stock held													5.00%
Threshold period of time required to remove CEO											30 days